CALIFORNIA
 INVESTMENT TRUST
------------------
F U N D  G R O U P

44 Montgomery Street #2100
San Francisco, CA 94104

-------------------------------------

California Tax-Free Income Fund
California Insured Intermediate Fund
California Tax-Free Money Market Fund

U.S. Government Securities Fund
Short-Term U.S. Government Bond Fund
The United States Treasury Trust

S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Equity Income Fund
Nasdaq-100 Index Fund
European Growth & Income Fund

-------------------------------------


                                   CALIFORNIA
                                INVESTMENT TRUST
                               ------------------
                               F U N D  G R O U P


                                  ANNUAL REPORT

                                 AUGUST 31, 2000

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                                 (800) 225-8778
                                www.caltrust.com

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION

On the following pages are line graphs comparing each of the Fund's performance to a comparable broad based securities market index from the inception of each Fund through the fiscal year ended August 31, 2000. Each graph assumes a hypothetical $10,000 initial investment.

The object of the graph is to permit a comparison of the performance of the funds with a benchmark and to provide perspective on market conditions and investment strategies and tech-

[GRAPHIC OMITTED]

CA TAX-FREE INCOME FUND VERSUS
the Lehman Bros. Municipal Bond Index

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                1 year        5 years      10 years
California Tax Free Income Fund             8.07%         6.15%         7.34%
Lehman Brothers Municipal Bond Index        6.78%         6.04%         7.27%

                                   08/31/00
                                   --------
CA Tax-Free Income Fund          $ 31,955.45
Lehman Municipal Bond Index      $ 30,847.98

[GRAPHIC OMITTED]

CALIFORNIA INSURED INTERMEDIATE FUND
versus the Lehman Bros. 5 Year Municipal Bond Index

                                   08/31/00
                                   --------
CA Insured Intermediate Fund     $ 15,219.80
Lehman Bros. 5 Yr Muni Index     $ 14,854.05

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                1 year        5 years      Inception
CA Insured Intermediate Fund                6.25%         5.08%         5.48%
Lehman Brothers 5 yr Muni Bond Index        5.37%         4.90%         5.16%

niques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2000.

BOND FUNDS

The fiscal year was marked by shifting perceptions of whether or not aggregate supply and demand would be balanced at a non-inflationary, economic growth rate. In response, government bond prices twice fell and rose sharply, ending the year slightly above those at the beginning. California municipal bonds followed a similar pattern, but ended with

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

prices along the yield curve significantly above those of a year ago.

In the market's volatile environment, our strategy was to maintain a high current yield through emphasis on a high average portfolio coupon, while attempting to improve performance by altering the Funds' duration periodically in anticipation of changes in interest rates.

[GRAPHIC OMITTED]

SHORT-TERM U.S. GOVERNMENT BOND FUND
versus the Lehman 1-3 yr Treasury Index

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000            Since Inception
Short-Term U.S. Government Bond Fund        4.15%
Lehman Bros. 1-3 yr Treasury Index          4.41%

                                   08/31/00
                                   --------
Short-Term U.S. Govt. Bond Fund  $ 10,414.70
Lehman 1-3 yr Treasury Index     $ 10,440.88

[GRAPHIC OMITTED]

U.S. GOVERNMENT SECURITIES FUND
versus the Lehman Bros. Treasury and GNMA Indices

                                   08/31/00
                                   --------
U.S. Govt. Securities Fund       $ 31,512.70
Lehman Bros. GNMA Index          $ 33,517.55
Lehman Bros. Tresury Index       $ 32,597.71

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                1 year        5 years      10 years
U.S. Government Securities Fund             7.35%         6.23%         8.31%
Lehman Bros. Composite Treasury Index       8.03%         6.60%         7.96%
Lehman Bros. GNMA Treasury Index            8.43%         7.32%         7.79%

In 1999, the California Tax-Free Income Fund raised cash through sales of securities. Some swaps out of long-term maturities into intermediates were effected in January to further shorten portfolio duration. Re-extension of portfolio maturity began in mid-February, with the pace of extension picking up in March and again in May and June. At fiscal year-end, the portfolio profile showed an average coupon of 6.11%, an average quality of Aal, an average maturity of 11.2 years, and an average duration of 7.6 years.

In the California Insured Intermediate Fund activities during the fiscal year focused primarily on increasing portfolio yield through bond swaps

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

lengthening maturity. As of August 31, 2000, the portfolio average coupon was 5.70%, average maturity was 6.7 years and duration was 5.3 years.

The portfolio profile of the U. S. Government Securities Fund has been modified frequently during the course of the fiscal year in response to market volatility and changes in yield spread among market sectors. At fiscal year-end, the Fund's average coupon was

[GRAPHIC OMITTED]

CIT S&P 500 INDEX FUND versus
the S&P 500 Composite Stock Price Index

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                 1 year       5 years      Inception
CIT S&P 500 Index Fund                      16.38%        23.94%        19.15%
S&P 500 Composite Stock Price Index         16.31%        24.03%        19.45%

                                       08/31/00
                                       --------
S&P 500 Index Fund                   $ 43,307.44
S&P 500 Composite Stock Price Index  $ 44,208.04

[GRAPHIC OMITTED]

CIT S&P MIDCAP INDEX FUND
versus the S&P MidCap 400 Index

                                       08/31/00
                                       --------
S&P MidCap Index Fund                $ 43,004.78
S&P MidCap 400 Index                 $ 44,215.06

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                 1 year       5 years      Inception
CIT S&P MidCap Index Fund                   40.44%        22.36%        19.05%
S&P MidCap 400 Index                        39.74%        22.44%        19.45%

6.6%, the average maturity was 12.1 years and the duration was 7.3 years. GNMA pass-throughs comprised 44% of Fund assets.

The Short Term U.S. Government Bond Fund at Fiscal year-end had an average coupon of 4.71%, an average maturity of 1.10 years and a duration of 1.03 years.

STOCK FUNDS

By definition, the objective for managing the index funds is to track the performance of their respective benchmark indices. Our strategy is to hold in a Fund the securities that make up its target index in roughly the same proportion as the index. During this fiscal year, each of the index

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

funds tracked its underlying index very closely.

During this fiscal year, the S&P SmallCap and S&P MidCap Index Funds handily outperformed the S&P 500 Fund. We believe that this was caused by investors seeking opportunity in stocks that had not participated in the run up in large-sized company stocks. We feel this represents a long awaited and healthy broadening of the stock market. Investors who have

[GRAPHIC OMITTED]

CIT S&P SMALLCAP INDEX FUND
versus the S&P SmallCap 600 Index

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                 1 year        3 years     Inception
CIT S&P SmallCap Index Fund                 29.63%         8.89%        12.97%
S&P 600 SmallCap Index                      28.19%         9.16%        13.82%

                                       08/31/00
                                       --------
S&P SmallCap Index Fund              $ 16,120.11
S&P SmallCap 600 Index               $ 16,599.19

[GRAPHIC OMITTED]

EQUITY INCOME FUND
versus the S&P Composite Stock Price Index
& S&P/BARRA Value Index

                                       08/31/00
                                       --------
S&P 500 Composite Stock Price Index  $ 24,574.27
S&P BARRA/Value Index                $ 19,900.83
Equity Income Fund                   $ 17,809.66

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000                 1 year       3 years      Inception
CIT Equity Income Fund                       8.23%        10.14%        15.56%
S&P/BARRA Value Index                        9.33%        13.44%        18.82%
S&P 500 Composite Stock Price Index         16.31%        20.69%        25.26%

maintained broad diversification across the three indices have benefited during this period.

The Equity Income Fund was helped by the resurgence in "value" stocks that have lower P/E's and higher yields than their "growth" counterparts. Financial and utility stocks gained as market participants anticipated that the Federal
Reserve was near the end of its interest rate increases. Oil stocks also performed well as the cost of oil rose throughout the world. We continued to focus on high yielding stocks in the Fund. The manager sees the yield paid on stocks as an important part of its investment strategy.

                           HISTORICAL PERFORMANCE AND
                              MANAGER'S DISCUSSION
                                  (Continued)

The Nasdaq-100 Index Fund and the European Growth and Income Fund began operations on January 18, 2000. The Nasdaq-100 Index Fund showed a respectable 7.02% return for the period. It was more volatile as is to be expected because of the stocks that make up the index. The price earnings ratios (P/E) for the companies that comprise the index finished the year about 4 times the level of the general market as measured by the S&P 500 Index. We believe that the current prices are dependent on future earn-

[GRAPHIC OMITTED]

EUROPEAN GROWTH & INCOME FUND
versus the Dow Jones Stoxx 50 Index (U.S. dollars)

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000             Since Inception
CIT European Growth & Income Fund           -3.59%
Dow Jones Stoxx 50 Index (U.S. Dollars)     -2.05%

                                         08/31/00
                                         --------
European Growth & Income Fund           $ 9,641.12
Dow Jones Stoxx 50 Index (U.S. dollars) $ 9,795.42

[GRAPHIC OMITTED]

NASDAQ-100 INDEX FUND
versus the Nasdaq-100 Index

                                         08/31/00
                                         --------
Nasdaq-100 Index Fund                  $ 10,701.64
Nasdaq-100 Index                       $ 10,853.89

AVERAGE ANNUAL TOTAL RETURNS
for periods ended 8/31/2000             Since Inception
CIT Nasdaq-100 Index Fund                    7.02%
Nasdaq-100 Index                             8.54%

ings potential as opposed to current earnings and, for this reason, shareholders are likely to see continued high volatility.

The European Growth & Income Fund was down 3.59% since the Fund's inception, January 18, 2000. The stocks that make up the target portfolio for the fund (the Dow Jones Stoxx 50) were up 11.39% for the period, however, the Euro currency fell 12.38% against the dollar. Thus, the losses of the fund are attributable primarily to the currency movements. The manager did not hedge the currency movements and at this time, does not plan to do so in the future.

   --------------------------------------------------------------------------

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
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     CALIFORNIA TAX-FREE               PORTFOLIO OF INVESTMENTS                    8/31/2000
      MONEY MARKET FUND

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (61.49%)

ANAHEIM PUBLIC IMPROVEMENT CORP.
Certificates of Particip., 1993 Refunding Project   $ 2,500,000    3.500%   09-05-00   $   2,500,000

CALIFORNIA HEALTH FACILITIES FIN. AUTHORITY
Cottage Hospital Santa Barbara 1985 Series B          3,000,000    3.700%   09-06-00       3,000,000

CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
So Cal Edison Series 1986A                            3,900,000    3.600%   09-01-00       3,900,000
Shell Oil Company Series 1991A                        1,100,000    3.550%   09-01-00       1,100,000
Shell Oil Company Series 1991C                          800,000    3.550%   09-01-00         800,000
PG&E Series C                                         3,000,000    3.550%   09-01-00       3,000,000

EASTERN MUNICIPAL WATER DISTRICT
Water & Sewer Rev. Certificates of Participation      3,000,000    3.500%   09-06-00       3,000,000

IRVINE, CITY OF
Assessment District 94-13; Orange County              3,490,000    3.300%   09-01-00       3,490,000
Assessment District 95-12; Orange County              1,200,000    3.600%   09-01-00       1,200,000
Assessment District 89-10; Orange County              1,000,000    3.300%   09-01-00       1,000,000

IRVINE RANCH WATER DISTRICT
COP, Series 86                                        4,800,000    3.350%   09-01-00       4,800,000
Consolidated Series 85A                                 200,000    3.350%   09-01-00         200,000
Consolidated Series 85B                               4,500,000    3.600%   09-01-00       4,500,000
Consolidated Series 91                                3,000,000    3.600%   09-01-00       3,000,000
Consolidated Series 1995; Districts 105, 140, 240
   and 280                                            1,400,000    3.350%   09-01-00       1,400,000

CALIFORNIA HEALTH FAC. FIN. AUTHORITY
Sutter Health, Series 1996B                           3,700,000    3.600%   09-01-00       3,700,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Cert. of Participation Series 90-92 A       4,155,000    3.600%   09-01-00       4,155,000

ORANGE COUNTY WATER DISTRICT
COP Series 90B                                        2,000,000    3.350%   09-01-00       2,000,000

LOS ANGELES COUNTY
Pension Obligation Refunding Bonds                    2,500,000    3.500%   09-05-00       2,500,000

LOS ANGELES METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds Series A                      2,800,000    3.500%   09-06-00       2,800,000

RIVERSIDE REDEVELOPMENT AGENCY
Multi-family Housing Revenue Bonds                    2,700,000    3.500%   09-05-00       2,700,000

SAN BERNADINO COUNTY
COP, 1996 County Center Refinancing Project           3,200,000    3.550%   09-05-00       3,200,000

SOUTHERN CA PUBLIC POWER AUTHORITY
Power Project Revenue Bond, Series C                  3,000,000    3.500%   09-05-00       3,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A              2,300,000    3.600%   09-01-00       2,300,000
                                                                                       -------------
   Total Variable Rate Demand Notes                                                       63,245,000
      (cost $63,245,000)                                                               -------------

TAX AND REVENUE ANTICIPATION NOTES (11.62%)

CA School Cash Res. Program                           2,000,000    5.250%   07-03-01       2,015,693
CA Statewide Communities Dev Authority                2,000,000    5.250%   06-29-01       2,015,494
Kings River Dist Rev Series D                         2,630,000    6.000%   01-01-01       2,702,750
Santa Rosa High School District                       2,200,000    4.250%   09-29-00       2,200,768
Santa Barbara School Finance Authority                2,000,000    5.000%   06-29-01       2,011,540
Solano County Tax/Rev Notes                           1,000,000    4.500%   12-15-00       1,001,945
                                                                                       -------------
Total Tax and Revenue Anticipation Notes                                                  11,948,190
      (cost $11,948,190)                                                               -------------

COMMERCIAL PAPER (26.74%)

CALIFORNIA EDUCATIONAL FACILITIES
Carnegie Institution 1993 Series A & B                3,000,000    4.000%   09-06-00       3,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series                                   3,500,000    3.950%   12-06-00       3,500,000

LOS ANGELES DEPT. OF WATER & POWER
Electric Plant Short-Term Revenue Certificates        3,500,000    3.200%   09-06-00       3,500,000

LOS ANGELES, CITY OF WASTEWATER
Wastewater System                                     3,500,000    3.900%   12-06-00       3,500,000

                                       6
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     CALIFORNIA TAX-FREE               PORTFOLIO OF INVESTMENTS                    8/31/2000
      MONEY MARKET FUND                       CONTINUED

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
METROPOLITAN WATER DISTRICT OF SO. CA
Metropolitan Water District of Southern CA          $ 2,400,000    3.600%   10-26-00   $   2,400,000
Metropolitan Water District of Southern CA            1,500,000    3.550%   10-11-00       1,500,000

SACRAMENTO MUNICIPAL UTILITIES DISTRICT
Commercial Paper Notes Series I                       3,100,000    3.900%   01-17-01       3,100,000

SAN DIEGO COUNTY REGIONAL TRANS. AUTH.
Sales Tax Revenue, Series A                           3,500,000    3.850%   09-12-00       3,500,000

STATE OF CALIFORNIA GENERAL OBLIGATION
Tax-Exempt Commerical Paper Notes                     3,500,000    3.950%   11-08-00       3,500,000
                                                                                       -------------
   Total Commercial Paper                                                                 27,500,000
      (cost $27,500,000)                                                               -------------

               Total Investments (Cost $102,693,190 ) (99.85%)                           102,693,190
               Other Net Assets (0.15%)                                                      154,698
                                                                                       -------------
               Net Assets (100.00%)                                                     $102,847,888
                                                                                       =============

(a)  Aggregate cost for federal income tax purposes is $102,693,190.
*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

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     CALIFORNIA TAX-FREE               PORTFOLIO OF INVESTMENTS                    8/31/2000
         INCOME FUND

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (93.99%)

ALAMEDA CORRIDOR TRANSPORTATION AUTH.
Tax Exempt Senior Lien Revenue Bonds                $ 2,500,000    5.000%   10/01/07   $   2,628,975

ANAHEIM  PUBLIC FINANCE AUTHORITY
Public Improvement Project                            2,250,000    6.000%   09/01/12       2,557,778

CALIFORNIA EDUCATIONAL FAC. AUTHORITY
Pomona College Refunding Revenue Bonds, Series 1999   2,500,000    5.250%   01/01/17       2,543,675
Stanford University Revenue Bonds, Series P           3,000,000    5.250%   12/01/13       3,194,580
USC Refunding Revenue Bonds, 1997 Series A            2,025,000    5.600%   10/01/04       2,145,508

CA POLLUTION CONTROL AUTHORITY
San Diego Gas & Electric, Series 1996A                3,000,000    5.900%   06/01/14       3,271,950

CALIFORNIA STATE POLYTECHNIC UNIVERSITY
Student Union Revenue Bonds, Series C                 2,390,000    5.625%   07/01/26       2,435,386

CALIFORNIA, STATE OF
General Obligations                                   5,000,000    6.250%   09/01/12       5,798,750

STATE OF CA DEPT. OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1        2,320,000    7.000%   12/01/11       2,843,066
Water System Revenue Bonds, Central Valley J-2        2,835,000    7.000%   12/01/11       3,474,178

CA STATE PUBLIC WORKS BOARD
Imperial County, State Prisons                        4,000,000    6.500%   09/01/17       4,646,160
Lease Revenue Bonds Regents of Univ of CA             5,000,000    5.500%   06/01/14       5,369,550

CA STATE PUBLIC WORKS BOARD
Board Lease Revenue Bonds                             1,750,000    5.500%   06/01/15       1,876,280

CA STATEWIDE COMMUNITIES DEV. AUTHORITY
Certificates of Participation, Cedars Sinai           1,005,000    5.500%   10/01/14       1,071,018

CASTAIC LAKE WATER AGENCY
Certificates of Participation, 1994 Series A          2,090,000    7.250%   08/01/09       2,540,228

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds, Series E                         4,000,000    6.250%   10/01/12       4,642,200

CULVER CITY REDEVELOPMENT FIN. AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993          3,000,000    5.500%   11/01/14       3,242,610

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Refunding Bonds, Series 1996             1,925,000    5.000%   06/01/15       1,937,128

FONTANA UNIFIED SCHOOL DISTRICT
GO Convertible Bonds, 1993 Series C                   4,240,000    6.250%   05/01/12       4,735,698

                                       7

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     CALIFORNIA TAX-FREE               PORTFOLIO OF INVESTMENTS                    8/31/2000
         INCOME FUND                         CONTINUED

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
FRESNO, CITY OF
Sewer System Revenue Bonds                          $ 3,000,000    5.250%   09/01/19   $   3,017,940

FRESNO UNIFIED SCHOOL DISTRICT
General Obligation Bonds                              1,665,000    5.800%   02/01/16       1,823,741

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds, 1998 Series A                1,090,000    6.600%   08/01/16       1,290,091

KERN HIGH SCHOOL DISTRICT
General Obligation Bonds, 1996 Series A               2,555,000    6.600%   08/01/16       2,942,338

L.A. CONVENTION & EXHIBIT CENTER
Lease Revenue Bonds, 1993 Series A                    4,500,000    6.000%   08/15/10       5,090,085

L.A. COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991 Series B      3,540,000    6.500%   07/01/10       4,093,656

L.A. DEPARTMENT OF WATER AND POWER
Wastewater System Revenue Bonds 1994                  3,000,000    5.375%   06/01/12       3,234,240

LOS ANGELES, CITY OF
General Obligation Bonds, Series 1999-B               2,000,000    5.375%   09/01/17       2,045,740

LA QUINTA REDEVELOPMENT AGENCY
Tax Allocation Refunding Redev. Project Area #1       1,015,000    7.300%   09/01/09       1,239,132

L.A. STATE BUILDING AUTHORITY
Lease Revenue Refunding Bonds                         3,500,000    5.625%   05/01/11       3,808,455

L.A. UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A               1,625,000    4.900%   07/01/09       1,700,709
General Obligation Bonds, 1997 Series A               2,450,000    6.000%   07/01/14       2,768,182

M-S-R PUBLIC POWER AGENCY
San Juan Project Refunding Rev Bonds, Series F        1,500,000    6.125%   07/01/13       1,713,300

METROPOLITAN WATER DISTRICT OF SO. CA
General Obligation Bonds 1995 Series A                3,000,000    7.250%   03/01/07       3,511,080

TRANSMISSION AGENCY OF NORTHERN CA
CA-Oregon Transmission Project, Series 1990A          1,000,000    7.000%   05/01/13       1,223,870
Revenue Refunding Bonds, Series 1993A                 2,500,000    5.300%   05/01/09       2,686,375

REDEVELOPMENT AGENCY OF OAKLAND
Central District Redev. Project Series 1992           4,000,000    5.500%   02/01/14       4,311,240

ORANGE COUNTY LOCAL TRANS. AUTHORITY
Measure M Sales Tax Revenue Bonds                     1,500,000    9.500%   02/15/03       1,685,205

ORANGE COUNTY CA SCH DIST
General Obligation Bonds, 1997 Series A               1,050,000    5.500%   02/15/11       1,143,083

OXNARD SCHOOL DISTRICT
General Obligation Bonds                              1,485,000    5.625%   08/01/14       1,622,392

POMONA UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                    1,175,000    5.700%   08/01/08       1,292,441

PORT HUENEME, CITY OF
Refunding Certificates of Participation, 1992         2,200,000    6.000%   04/01/12       2,492,886

RANCHO CA WATER DISTRICT FINANCE AUTH.
Revenue Refunding Bonds                               3,000,000    5.875%   11/01/10       3,262,860

RIVERSIDE, COUNTY OF
Sewer Revenue Bonds                                   2,000,000    5.000%   08/01/12       2,089,420

RIVERSIDE, COUNTY OF
Water Revenue Bond Issue 1991                         1,500,000    9.000%   10/01/01       1,578,480

RIVERSIDE COUNTY TRANS. AGENCY
General Obligation Refunding Bonds                    2,000,000    5.750%   06/01/09       2,215,340

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds Series A                      4,000,000    6.250%   08/15/10       4,587,120

SADDLEBACK VALLEY SCHOOL DISTRICT
Special Tax Revenue Bonds, 1996 Series A              1,575,000    6.000%   09/01/16       1,763,622

SAN BERNARDINO, COUNTY OF
Certificates of Participation, Series B               2,000,000    6.875%   08/01/24       2,414,720

SAN BERNARDINO COUNTY TRANS AUTHORITY
Sales Tax Revenue Bonds                               2,000,000    5.000%   03/01/09       2,104,460

SAN DIEGO COUNTY CALIFORNIA
1998 Downtown Courthouse Refunding COP                2,515,000    5.000%   05/15/08       2,645,931

                                       8

-----------------------------------------------------------------------------------------------------
     CALIFORNIA TAX-FREE               PORTFOLIO OF INVESTMENTS                    8/31/2000
         INCOME FUND                         CONTINUED

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
SAN DIEGO REGIONAL TRANSPORTATION COMM.
Sales Tax Rev. Bonds, Second Senior Series A        $ 2,000,000    5.500%   04/01/08   $   2,167,040

SAN FRANCISCO, CITY AND COUNTY OF
General Obligation Refunding Bond Series 1            2,000,000    5.500%   06/15/09       2,174,540

SAN FRANCISCO BART DISTRICT
Sales Tax Rev. Refunding Series 1990                  2,950,000    6.750%   07/01/11       3,533,009

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project                     4,000,000    6.000%   08/01/10       4,522,800

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds                              1,440,000    5.250%   07/01/16       1,486,901

SAN MATEO COUNTY REG. TRANS. DISTRICT
Sales Tax Revenue Bonds, 1993 A                       4,000,000    5.250%   06/01/19       4,076,360

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Election of 1999
   Series 2000                                        2,500,000    5.700%   08/01/22       2,571,425

REDEVELOPMENT AGENCY OF SANTA CLARA
Bayshore North Project Tax Allocation 1992            4,000,000    7.000%   07/01/10       4,782,840

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds, Series A               2,000,000    6.000%   11/15/12       2,276,980
Lease Revenue Refunding Bonds, Series A               1,750,000    5.750%   11/15/13       1,939,928

SANTA MARGARITA/DANA POINT AUTHORITY
Improvement District                                  1,045,000    7.250%   08/01/10       1,276,290

SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
Gen. Obligation Refunding Bonds, Series 1998          3,000,000    5.250%   08/01/15       3,142,410

SOUTH COAST AIR QUALITY MGMT. DISTRICT
Installment Sale Revenue Bonds, Series 1992           2,400,000    6.000%   08/01/11       2,722,920

SO. CALIFORNIA  PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds, 1989                  3,500,000    6.750%   07/01/13       4,114,320

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds, 1996 Series A                2,000,000    6.250%   01/01/12       2,296,120

UNIVERSITY OF CALIFORNIA, REGENTS OF
UCLA Central Chiller/Cogeneration Facility            3,000,000   10.000%   11/01/03       3,517,230
                                                                                       -------------
Total Long-term Securities (Cost $170,013,592)                                           184,953,965
                                                                                       -------------

VARIABLE  RATE DEMAND NOTES* (5.94%)

CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
So Cal Edison Series 1986A                              200,000    3.600%   09/01/00         200,000
Shell Oil Company Series 1991A                          100,000    3.550%   09/01/00         100,000
Shell Oil Company Series 1991B                          300,000    3.550%   09/01/00         300,000

IRVINE RANCH WATER DISTRICT
Special Assessment,Consolidated Series 1985           3,000,000    3.600%   09/01/00       3,000,000
Special Assessment,Consolidated Series 1985             500,000    3.600%   09/01/00         500,000
Special Assessment,Consolidated Series 1991             600,000    3.500%   09/01/00         600,000
Special Assessment,Consolidated Series 1995           1,400,000    3.350%   09/01/00       1,400,000
Special Assessment,Consolidated Series 1993           1,300,000    3.600%   09/01/00       1,300,000

NEWPORT BEACH, CITY OF
Hoag Mem. Hospital Presbyterian, Series 1992          4,100,000    3.550%   09/01/00       4,100,000

ORANGE COUNTY WATER DISTRICT
Variable Rate Certificates of Participation,
   Series 1990                                          200,000    3.350%   09/01/00         200,000
                                                                                       -------------
   Total Variable Rate Demand Notes (Cost $11,700,000)                                    11,700,000
                                                                                       -------------

               Total Investments (Cost $181,713,592) (99.93%)                            196,653,965
               Other Net Assets (0.07%)                                                      131,838
                                                                                       -------------
               Net Assets (100.00%)                                                    $ 196,785,803
                                                                                       =============

(a)  Aggregate cost for federal income tax purposes is  $181,713,592.  At August
     31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposesis as follows:

               Unrealized appreciation                                                 $  14,971,163
               Unrealized depreciation                                                       (30,790)
                                                                                       -------------
                  Net unrealized appreciation                                          $  14,940,373
                                                                                       =============
*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

                                       9

-----------------------------------------------------------------------------------------------------
     CALIFORNIA INSURED                PORTFOLIO OF INVESTMENTS                    8/31/2000
      INTERMEDIATE FUND

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (97.55%)

ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY
Tax-Exempt Senior Lien Revenue Bonds                $   340,000    5.125%   10/01/16   $     343,567

CALIFORNIA, STATE OF
General Obligation Bonds                                300,000    5.750%   10/01/05         323,580

CALIFORNIA STATE PUBLIC WORKS BOARD
Refunding Bonds, Dept. of Corrections                   640,000    5.250%   12/01/06         680,096
Board Lease Revenue Bonds                               500,000    5.500%   06/01/15         536,080

CALIFORNIA STATE UNIVERSITY INSTITUTION
Revenue Bonds, Series 1996                              350,000    4.600%   06/01/06         358,845

CAMPBELL  UNION HIGH SCHOOL DISTRICT
General Obligation Bonds, Series 2000                   425,000    5.250%   08/01/09         455,885

CASTAIC LAKE AGENCY FINANCING CORP.
Water System Imp. Projects, Series 1994 A               300,000    7.250%   08/01/09         364,626

CENTRAL VALLEY SCHOOL DISTRICT FIN. AUTHORITY
General Obligation Refi. Bonds, Series A                400,000    6.150%   02/01/09         451,404

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                      400,000    8.500%   08/01/07         500,756

CONTRA COSTA TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds 1995 Series A                   500,000    6.000%   03/01/03         523,075

DELTA DIABLO SANITATION DISTRICT
Wastewater Facilities Expansion Project                 400,000    6.250%   12/01/04         419,332

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation, Series 1995              500,000    5.300%   03/01/07         531,630

EAST BAY CA MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds                           500,000    6.000%   06/01/03         525,240

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation, Series A                 500,000    5.900%   07/01/05         540,100

IMPERIAL IRRIGATION DISTRICT
Electric System Project, COP                            600,000    5.200%   11/01/09         642,342

LOS ANGELES, CITY OF
General Obligation Bonds, 1994 Series A                 500,000    5.600%   09/01/05         534,670

LOS ANGELES DEPARTMENT OF AIRPORTS
LAX Refunding Revenue Bonds, 1995 Series B              400,000    6.500%   05/15/03         424,408

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                 400,000    6.000%   07/01/07         442,284

LOS ANGELES COUNTY TRANS. AUTHORITY
Sales Tax Revenue Bonds, Series A                       500,000    5.500%   07/01/08         542,910

LOS ANGELES COUNTY PENSION
Revenue Bonds                                           400,000    6.900%   06/30/08         469,840

MORGAN HILL UNIFIED SCHOOL DISTRICT
General Obligation Unlimited                            500,000    5.000%   08/01/14         507,785

NEWPORT MESA UNIFIED SCHOOL DISTRICT
Special Tax Bonds                                       450,000    4.400%   09/01/08         456,048

NORTHERN CA, TRANS. AGENCY OF
Cal/Oregon Transmission Proj., Rev. Bonds               500,000    6.100%   05/01/03         526,130

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                     600,000    5.150%   05/01/07         634,536

OLIVENHAIN MUNICIPAL WATER DISTRICT
1997 Capital Projects and Refunding                     500,000    4.750%   06/01/06         516,435

ORANGE COUNTY LOCAL TRANS. AUTHORITY
Limited Tax Bonds, 1994                                 500,000    9.500%   02/15/03         561,735

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation                                      400,000    5.000%   07/01/07         419,992

SACRAMENTO CITY FINANCING AUTHORITY
Lease Revenue Bonds, State of CA EPA Bldg               500,000    4.200%   05/01/10         492,955

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project, Series 1998C               500,000    4.750%   11/01/08         518,795

SACRAMENTO, COUNTY OF PFA
Main Detention Facility COP                             400,000    5.300%   06/01/04         417,856

                                       10

-----------------------------------------------------------------------------------------------------
     CALIFORNIA INSURED                PORTFOLIO OF INVESTMENTS                    8/31/2000
      INTERMEDIATE FUND                       CONTINUED

     SECURITY DESCRIPTION                             PAR VALUE    RATE     MATURITY   VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------
SAN DIEGO PUBLIC FACILITIES FINANCING AUTH.
Sewer Revenue Refunding Bonds, Series A             $   500,000    5.100%   05/15/10   $     524,990

SAN DIEGO COUNTY WATER AUTHORITY
Water Revenue Refunding COP Series 1993 A               600,000    5.500%   05/01/05         636,522

SAN FRANCISCO, CITY & COUNTY
City Hall Improvement Project, Series A                 500,000    5.100%   06/15/06         525,450
School District Facilities Improvement, Ser. B          450,000    6.500%   06/15/05         496,368

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue, Second Series B               450,000    5.500%   05/01/09         489,348

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Series 1997           500,000    6.000%   08/01/06         549,335
Merged Area Redevelopment Project Series 1997           500,000    6.000%   08/01/15         562,755

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Election of 1999
   Series 2000                                          500,000    5.250%   08/01/09         536,335

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds, 2000 Series A                      400,000    5.500%   05/15/10         430,784

SANTA ROSA, CITY OF
Wastewater Rev. Refunding Bonds, Ser. A                 400,000    5.125%   09/01/05         413,664

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Series A                        600,000    4.900%   09/01/09         634,926

SOUTH COUNTY REGIONAL WASTEWATER
Revenue Bonds, Gilroy Series 1992A                      390,000    5.900%   08/01/06         410,810

SOUTHERN CA PUBLIC POWER AUTHORITY
Transmission Project Revenue Bonds, Series A            500,000    6.000%   07/01/04         535,060

VISALIA, CITY OF
Wastewater System Revenue Bonds                         500,000    5.900%   12/01/05         543,215

WISEBURN SCHOOL DISTRICT
1997 General Obligation Series A                        325,000    6.875%   08/01/05         364,672
                                                                                       -------------
Total Long-term Securities                                                                22,317,171
   (cost $21,571,514)                                                                  -------------

VARIABLE RATE DEMAND NOTES* (0.87%)

CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
Pollution Control Refunding Revenue Bonds, 1991
   Series B                                             100,000    3.540%   09/01/00         100,000

CITY OF IRVINE, CALIFORNIA
Limited Obligation Improvement Bonds, Series A          100,000    3.590%   09/01/00         100,000
                                                                                       -------------
   Total Variable Rate Demand Notes                                                          200,000
      (cost $200,000)                                                                  -------------

               Total Investments (Cost $21,771,514) (98.42%)                              22,517,171
               Other Net Assets (1.58%)                                                      361,019
                                                                                       -------------
               Net Assets (100.00%)                                                    $  22,878,190
                                                                                       =============
(a)  Aggregate  cost for federal income tax purposes is  $21,771,514.  At August
     31, 2000, unrealized appreciation  (depreciation) of securities for federal income tax purposesis as follows:

               Unrealized appreciation                                                 $     750,095
               Unrealized depreciation                                                        (4,438)
                                                                                       -------------
                  Net unrealized appreciation                                          $     745,657
                                                                                       =============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
  SHORT-TERM U.S.              PORTFOLIO OF INVESTMENTS             8/31/2000
GOVERNMENT BOND FUND

     PAR VALUE                RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS (40.52%)
    $ 1,300,000              5.160%            11/09/00            $  1,285,385
        940,000              6.020-6.055%      02/01/01                 915,867
                                                                   ------------
          Total United States Treasury Bonds (cost $ 2,201,252)       2,201,252
                                                                   ------------

UNITED STATES TREASURY NOTES (38.73%)
        500,000              6.250%            10/31/01                 499,687
        600,000              6.375%            08/15/02                 601,875
      1,000,000              6.625%            06/30/01               1,002,188
                                                                   ------------
          Total United States Treasury Notes (cost $2,098,581)        2,103,750
                                                                   ------------

UNITED STATES TREASURY BONDS (20.30%)
      1,000,000             10.750%            02/15/03               1,102,500
                                                                   ------------
          Total United States Treasury Bonds (cost $1,090,773)        1,102,500
                                                                   ------------
          Total Investments (cost $5,390,606) (a) (99.55%)            5,407,502
          Other Net Assets (0.45%)                                       24,711
                                                                   ------------
             Net Assets (100.00%)                                  $  5,432,213
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $5,390,606 At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                  $     16,896
          Unrealized depreciation                                            --
                                                                   ------------
             Net unrealized appreciation                           $     16,896
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
  U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS             8/31/2000
  SECURITIES FUND

     PAR VALUE                RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (47.30%)
    $   889,333              6.000%            04/15/14            $    854,437
        919,452              6.000%            04/15/14                 883,375
      1,812,464              6.000%            05/15/26               1,702,773
        885,726              6.000%            06/15/28                 829,435
        975,082              6.000%            08/15/28                 913,112
        677,705              6.500%            01/15/26                 652,849
        425,495              6.500%            03/15/26                 409,889
        694,025              6.500%            04/15/26                 668,570
        668,923              6.500%            04/15/26                 644,389
        979,726              7.000%            07/15/29                 962,073
        989,173              7.000%            09/15/29                 971,349
        966,725              7.000%            09/15/29                 949,306
        995,489              7.000%            01/15/30                 977,339
        102,344              9.000%            10/15/18                 107,000
         29,315             10.000%            09/15/18                  31,180
         19,186             11.250%            07/15/13                  20,898
                                                                   ------------
          Total Government National Mortgage Association
             (cost $11,642,944)                                      11,577,974
                                                                   ------------

UNITED STATES TREASURY BONDS (26.94%)
      1,400,000              7.250%            08/15/22               1,624,875
      1,500,000              7.625%            11/15/22               1,810,782
      1,500,000              8.000%            11/15/21               1,868,907
      1,000,000              8.500%            02/15/20               1,290,000
                                                                   ------------
          Total United States Treasury Bonds (cost $6,274,555)        6,594,564
                                                                   ------------

UNITED STATES TREASURY NOTES (23.42%)
      2,000,000              5.500%            05/15/09               1,944,376
      2,000,000              6.000%            08/15/09               2,012,500
      1,700,000              6.500%            02/15/10               1,774,907
                                                                   ------------
          Total United States Treasury Notes (cost $5,436,991)        5,731,783
                                                                   ------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS             8/31/2000
  SECURITIES FUND                     CONTINUED

     PAR VALUE                RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS (1.62%)
    $   200,000               5.97%            11/09/00            $    197,712
        200,000               5.93%            09/28/00                 199,111
                                                                   ------------
          Total United States Treasury Bills (cost $396,823)            396,823
                                                                   ------------
          Total Investments (cost $23,751,313 (a) (99.28%)           24,301,144
          Other Net Assets (0.72%)                                      175,121
                                                                   ------------
             Net Assets (100.00%)                                  $ 24,476,265
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $23,751,313. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                  $    748,699
          Unrealized depreciation                                      (198,868)
                                                                   ------------
             Net unrealized appreciation                           $    549,831
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
  THE UNITED STATES           PORTFOLIO OF INVESTMENTS              8/31/2000
   TREASURY TRUST

     PAR VALUE                RATE             MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS (103.54%)
    $ 5,400,000              5.66-5.82%        09/07/00            $  5,394,772
      5,100,000              5.840%            09/14/00               5,089,245
      5,200,000              5.59-6.10%        09/21/00               5,183,792
      4,100,000              5.93%             09/28/00               4,081,765
      3,000,000              5.88-6.04%        10/12/00               2,979,492
      6,000,000              5.82%             10/19/00               5,953,440
      6,500,000              6.015%            11/02/00               6,432,665
      5,400,000              5.97-6.05%        11/09/00               5,338,088
      5,000,000              6.10%             11/24/00               4,928,833
      3,300,000              6.04%             12/07/00               3,246,294
      3,500,000              6.00-6.02%        01/18/01               3,418,893
      6,500,000              6.07-6.11%        11/16/00               6,416,459
                                                                   ------------

          Total Investments (Cost $58,463,738) (a)(103.54%)          58,463,738
          Liabilities in Excess of Other Assets (-3.54%)             (1,999,728)
                                                                   ------------
             Net Assets (100.00%)                                  $ 56,464,010
                                                                   ============

(a)  Cost for federal income tax purposes is $58,463,738.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND        PORTFOLIO OF INVESTMENTS               8/31/2000

COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Common Stock (95.05%)
Capital Goods (6.23%)
Allied Waste Industries Inc.*                            191       $      1,755
Briggs & Stratton                                        273             11,807
Caterpillar Inc.                                       4,879            179,303
Cooper Industries Inc.                                 1,325             46,789
Cummins Engine                                           382             13,561
Danaher Corp.                                          1,626             91,361
Deere & Co.                                            2,806             92,423
Dover Corp.                                            2,406            117,593
Emerson Electric Co.                                   5,769            381,836
Fluor Corporation                                        807             24,160
General Electric Company                             118,721          6,967,439
Grainger (W.W.) Inc.                                   1,214             35,054
Illinois Tool Works                                    3,705            207,712
Ingersoll-Rand Co.                                     1,590             72,444
Johnson Controls Inc.                                    806             43,071
Minnesota Mining & Manufacturing Co.                   5,385            500,805
Molex Inc.                                             2,197            116,029
Pall Corporation                                       1,125             24,047
Parker Hannifin Corp.                                  1,073             37,354
Teradyne Inc.*                                         2,173            140,838
Thermo Electron Corp.*                                   440             10,230
Timken Co.                                               603              9,836
Tyco International Ltd                                20,481          1,167,417
Vulcan Materials Co.                                   1,092             48,389
                                                                   ------------
Total Capital Goods                                                  10,341,253
                                                                   ------------

Consumer Cyclical (5.18%)
American Greetings                                       715             13,317
Armstrong Holdings Inc.                                  400              6,375
Autozone Inc.*                                         1,346             30,285
Bed Bath & Beyond Inc.*                                3,162             55,533
Best Buy Co. Inc.*                                     2,357            145,545
Black & Decker Corporation                             1,268             50,799
Circuit City Stores-Circuit                            1,905             49,411
Cons Stores Corp.*                                       112              1,526
Cooper Tire & Rubber                                     807              9,734
Costco Wholesale Corp.*                                5,634            194,021
Dana Corp.                                             1,510             37,278
Delphi Automotive Systems                              7,032            115,589
Dillards Inc.                                          1,098             14,068
Dollar General Corp.                                   3,273             67,301
Eaton Corp.                                              864             57,348
Federated Department Stores.*                          2,016             55,692
Ford Motor Company                                    27,497            665,085
Gap Inc.                                              10,547            236,648
General Motors Corp.                                   6,149            443,881
Genuine Parts Co.                                      1,755             36,087
Goodrich (B.F.) Co.                                    1,321             53,913
Goodyear Tire & Rubber Co.                             1,678             39,223
Hasbro Inc.                                            1,883             23,184
Home Depot Inc.                                       28,856          1,386,892
ITT Industries Inc.*                                   1,109             37,290
K Mart Corp.*                                          5,508             38,556
Kohls Corp.*                                           3,330            186,480
Limited Inc.                                           5,144            102,880
Liz Claiborne Inc.                                       700             30,756
Lowe's Companies                                       4,543            203,583
Marriott International Inc.                            2,831            111,825
Masco Corp.                                            5,251            102,395
Mattel Inc.                                            3,407             33,644
May Department Stores Co.                              4,192             96,154
Maytag Corp.                                             965             36,791
Nike Inc.                                              3,713            146,896
Nordstrom Inc.                                         1,560             26,910
Owens Corning                                            505              2,620
Paccar Inc.                                              749             31,786
Penney (J.C.) Co.                                      2,783             38,962
RadioShack Corporation                                 2,275            134,225
Reebok International Ltd.*                               557       $     10,687
Russell Corp.                                            363              6,920
Sears, Roebuck And Co.                                 5,152            160,678
Snap-On Inc.                                             589             18,149
Springs Industries Inc.                                  198              5,915
Stanley Works                                            860             23,005
Target Corporation                                    11,570            269,003
Tiffany & Co.                                          3,360            139,860
TJX Companies Inc.                                     2,833             53,296
Toys R US Inc. *                                       3,077             55,963
TRW Inc                                                1,243             56,790
V.F. Corporation                                       1,219             27,885
Visteon Corp. *                                        2,059             32,301
Wal-Mart Stores Inc.                                  53,740          2,549,291
Whirlpool Corp.                                          725             27,550
                                                                   ------------
Total Consumer Cyclical                                               8,587,781
                                                                   ------------

Consumer Non-Durable (19.54%)
Abbott Laboratories                                   16,992            743,400
Alberto-Culver Co.                                       536             15,176
Albertson's Inc.                                       5,165            111,048
Allergan Inc.                                          1,273             93,088
Alza Corp. *                                           1,213             91,733
American Home Products Corp.                          16,138            874,478
Anheuser-Busch Companies Inc.                          5,730            451,596
Archer-Daniels-Midland Co.                             8,534             75,209
Autodesk Inc.                                            462             12,994
Avery Dennison Corp.                                   1,254             67,794
Avon Products                                          3,405            133,433
Bard (C.R.) Inc.                                         542             26,456
Bausch & Lomb Inc.                                       548             19,591
Baxter International Inc.                              3,660            304,695
Becton Dickinson & Co.                                 3,273             98,599
Bestfoods                                              3,662            258,629
Biomet Inc.                                            1,671             56,501
Boston Scientific Corp.*                               5,153             97,585
Bristol-Myers Squibb Co.                              20,863          1,105,739
Brown-Forman Corp.                                       669             35,457
Brunswick Corp.                                          943             17,681
Campbell Soup Company                                  5,052            128,195
Cardinal Health Inc.                                   3,611            295,425
Carnival Corp.                                         4,323             86,190
Ceridian Corp.*                                        1,326             32,073
Clear Channel Communications.*                         4,052            293,264
Clorox Company                                         3,147            113,882
Coca-Cola Co.                                         29,939          1,575,540
Coca-Cola Enterprises                                  1,230             22,909
Colgate-Palmolive Company                              7,708            392,626
Comcast Corp.*                                        11,468            427,183
Computer Associates International Inc.                 6,653            211,233
Computer Sciences Corp.*                               2,068            163,501
Conagra Inc.                                           6,257            114,581
Coors (Adolph)                                           477             28,411
CVS Corp.                                              5,404            200,624
Darden Restaurants Inc.                                1,503             26,584
Deluxe Corp.                                             934             20,548
Disney (Walt) Co                                      26,574          1,034,725
Donnelley (R.R.) & Sons Co.                            1,458             37,544
Dow Jones & Co. Inc.                                     930             58,183
Eli Lilly & Co.                                       13,641            995,793
Fortune Brands Inc.                                    1,976             50,388
Gannett Co. Inc.                                       3,621            205,039
General Mills Inc.                                     4,187            134,507
Gillette Company                                      10,943            328,290
Guidant Corp.*                                         3,790            255,114
Harcourt General Inc.                                    702             41,637
Harrah's Entertainment Inc.*                           1,020             28,943
HCA - The Healthcare Company                           8,579            295,976
Healthsouth Corp.*                                     1,513              9,267
Heinz (H.J.) Co.                                       4,742            180,789

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Hershey Foods Corp.                                    1,480       $     63,178
Hilton Hotels Corp.                                    2,862             28,620
Humana Inc.*                                           1,579             13,520
IMS Health Inc.                                        4,161             78,539
International Flavors & Fragrances                     1,066             27,450
Interpublic Group Cos. Inc.                            3,148            120,411
Johnson & Johnson                                     16,624          1,528,369
Kellogg Co.                                            5,369            124,494
Knight Ridder Inc                                        915             49,982
Kroger Co.*                                           10,128            229,779
Loews Corp.                                            1,467            118,735
Longs Drug Stores Inc.                                   380              7,173
Mallinckrodt Inc.                                        940             42,359
Manor Care Inc.*                                       1,054             14,097
McDonald's Corp.                                      16,887            504,499
McGraw-Hill Companies Inc.                             2,258            139,855
Mckesson HBOC Inc.                                     1,780             44,389
Medimmune Inc.*                                        2,501            210,397
Medtronic Inc.                                        14,731            754,964
Merck & Co., Inc.                                     29,350          2,050,831
Meredith Corp.                                           452             12,345
New York Times Co.                                     1,873             73,398
Newell Rubbermaid Inc.                                 2,989             77,527
Office Depot Inc.*                                       332              2,428
Omnicom Group                                          1,779            148,435
Paychex Inc.                                           4,000            178,500
Pepsico Inc.                                          18,020            768,103
Pfizer Inc.                                           77,369          3,346,209
Pharmacia Corporation                                 15,671            917,733
Philip Morris Companies Inc.                          24,389            722,524
Procter & Gamble Co.                                  11,450            707,753
Quaker Oats Co.                                        1,575            107,002
Qwest Communications International*                   11,162            576,238
Ralston Purina Group                                   4,178             94,527
Sabre Holdings Corp *                                  1,610             44,879
Safeway Inc.*                                          6,214            306,428
Sara Lee Corp.                                        10,697            199,232
Schering-Plough Corporation                           15,143            607,613
Seagram Co. Ltd.                                       5,518            332,115
ST Jude Medical Inc.*                                  1,255             49,729
Staples Inc.*                                          1,369             21,048
Starbucks Corp.*                                       2,200             80,575
Supervalu Inc.                                         1,739             25,976
Sysco Corp.                                            3,493            147,798
Tenet Healthcare Corporation*                          3,331            103,261
Time Warner Inc                                       16,153          1,381,082
Tribune Co.                                            2,840            101,353
Tricon Global Restaurants Inc.*                        1,700             49,513
Tupperware Corp.                                         598             12,072
Unilever NV                                            6,361            300,557
UnitedHealth Group Incorporated                        2,081            196,655
UST Inc.                                               1,803             38,990
Viacom Inc.*                                          19,719          1,327,335
Walgreen Co.                                          12,973            426,487
Watson Pharmaceutical Inc.*                            1,194             73,655
Wellpoint Health Networks*                               864             74,574
Wendy's International Inc.                             1,241             23,424
Winn-Dixie Stores Inc.                                 1,470             20,488
Wrigley (WM.) JR Co.                                   1,307             96,800
Young & Rubicam Inc.                                      70              4,095
                                                                   ------------
Total Consumer Non-Durable                                           32,409,943
                                                                   ------------

Banking & Financial Sevice (13.58%)
Aetna Inc.                                             1,855            103,764
Aflac Inc.                                             3,093            167,022
Allstate Corp                                          9,667            280,947
American Express Company                              16,806            993,655
American General Corp.                                 3,151            229,432
American International Group                          28,734          2,560,918
Amsouth Bancorporation                                 2,595             47,359
AON Corp.                                              2,764       $    103,132
Associated First Capital Corp.                         9,033            254,053
Bank of America Corp.                                 16,540            885,924
Bank of New York Co Inc                               10,143            531,874
Bank One Corp.                                        12,612            444,573
BB&T Corporation                                       1,720             46,548
Bear Stearns Companies Inc.                            1,422             95,363
Capital One Financial Corp.                            2,164            130,516
Charter One Financial Inc.                             2,538             60,278
Chase Manhattan Corp                                  15,958            891,653
Chubb Corp.                                            2,611            199,905
Cigna Corp.                                            2,108            205,003
Cincinnati Financial Corp.                             1,666             64,766
CIT Group Inc                                          3,300             57,750
Citigroup Inc                                         55,880          3,261,995
Comerica Inc.                                          1,958            110,260
Conseco Inc.                                           2,097             17,693
Countrywide Credit Ind Inc.                              984             37,269
Fannie Mae                                            10,655            572,706
Fifth Third Bancorp                                    4,885            225,626
First Union Corp.                                      9,473            274,125
Firstar Corporation                                      990             23,636
Fleet Boston Financial Corp.                          11,597            495,047
Franklin Resources Inc                                   255              9,690
Freddie Mac                                            7,732            325,711
Golden West Financial Corp.                            1,663             79,200
Hartford Financial Services                            2,904            193,479
Household International Inc.                           6,156            295,488
Huntington Bancshares                                  1,296             21,870
J.P. Morgan & Company                                  2,305            385,367
Jefferson-Pilot Corp.                                  1,036             68,570
Keycorp                                                5,798            117,047
Lehman Brothers Holdings Inc.                          1,221            177,045
Lincoln National Corp.                                 2,017            108,918
Marsh & McLennan Cos                                   3,319            394,131
MBIA Inc.                                              1,041             68,446
MBNA Corp.                                             9,783            345,462
Mellon Financial Corp.                                 6,614            299,284
Merrill Lynch & Co.                                    4,414            640,030
MGIC Investment Corp.                                  1,327             78,044
Morgan Stanley Dean Witter & Company                  14,181          1,525,344
National City Corp.                                    7,022            147,023
Northern Trust Corp.                                   2,425            204,458
Old Kent Financial Corp.                               1,387             40,656
Paine Webber Group Inc.                                1,738            124,267
Pinnacle West Capital Corp.                            1,014             41,764
PNC Financial Services Group                           4,127            243,235
Price (T. Rowe) Associates                             1,459             66,020
Progressive Corp-Ohio                                    294             22,289
Providian Financial Corp.                              1,858            213,554
Regions Financial Corp.                                  221              4,807
Safeco Corp.                                           1,531             40,284
Schwab (Charles) Corp.                                16,434            627,573
SouthTrust Corp.                                         169              4,764
St. Paul Companies                                     2,263            107,775
State Street Corp.                                     2,162            254,576
Summit Bancorp                                           176              4,873
Suntrust Banks Inc.                                    2,993            147,779
Synovus Financial Corp.                                2,982             58,708
Torchmark Corp.                                        1,373             38,530
U S  Bancorp                                           8,103            176,240
Union Planters Corp.                                     142              4,304
UnumProvident Corp                                     1,522             33,008
USA Education Inc.                                     1,861             72,928
Wachovia Corp.                                         2,474            141,791
Washington Mutual Inc.                                 7,660            268,100
Wells Fargo & Company                                 21,508            928,877
                                                                   ------------
Total Banking and Financial Service                                  22,524,101
                                                                   ------------

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Utility (6.73%)
Alltel Corp.                                           3,768       $    190,520
Ameren Corporation                                     1,519             61,425
American Electric Power                                3,383            119,251
AT&T Corp.                                            42,723          1,345,775
Bellsouth Corporation                                 19,580            730,579
C P & L Energy Inc                                     1,471             54,427
CenturyTel Inc.                                          141              4,063
Cinergy Corp.                                          1,534             45,061
CMS Energy Corp.                                         117              3,057
Coastal Corp.                                          2,456            169,157
Columbia Energy Group                                    802             56,290
Consolidated Edison Inc.                               2,663             83,385
Constellation Energy Group Inc.                        1,431             54,736
Dominion Resources Inc/Va                              2,927            155,131
DTE Energy Company                                     1,456             50,596
Duke Energy Corp                                       4,697            351,394
Eastern Enterprises                                      207             13,093
Edison International                                   4,161             86,081
Enron Corp.                                            8,824            748,937
Entergy Corp.                                          2,229             67,845
FirstEnergy Corporation                                3,155             78,086
Florida Progress Corp.                                 1,207             62,613
FPL Group Inc.                                         2,341            124,951
GPU Inc.                                               1,500             45,938
KeySpan Corporation                                    1,500             51,656
NCR Corporation*                                       1,097             44,291
Niagara Mohawk Holdings Inc.*                          1,549             19,943
Nicor Inc.                                               477             17,589
Oneok Inc.                                               272              8,687
PECO Energy Co.                                        2,118            102,061
Peoples Energy Corp.                                     336             10,920
PG&E Corp                                              5,378            155,626
PPL Corporation                                        1,545             51,758
Public Service Enterprise Group                        2,341             84,861
Reliant Energy Inc.                                    3,690            136,991
SBC Communications Inc.                               38,493          1,607,083
Sempra Energy                                          2,955             57,623
Southern Co.                                           8,800            263,450
Sprint Corp. (FON Group)                              11,140            373,190
Sprint Corp. (PCS Group).*                            10,340            518,939
TXU Corporation                                        3,244            113,337
Unicom Corporation                                     2,090             95,487
Verizon Communications                                32,587          1,421,608
Williams Cos. Inc.                                     5,303            244,269
Worldcom Inc.*                                        26,751            976,412
XCEL Energy Inc.                                       3,890             97,496
                                                                   ------------
Total Utility                                                        11,155,668
                                                                   ------------

Service (0.98%)
Automatic Data Processing                              7,731            460,961
Block H & R Inc.                                         999             35,839
Cendant Corporation*                                   8,375            110,445
Convergys Corp.*                                       1,800             70,425
Dun & Bradstreet Corp.                                 1,642             54,186
Equifax Inc.                                           1,343             34,163
First Data Corp.                                       5,827            277,875
Mercury Interactive Corp.*                             1,000            122,188
Palm Inc.*                                             6,893            303,314
Quintiles Transnational Corp.*                         2,482             34,593
Waste Management Inc                                   6,326            119,799
                                                                   ------------
Total Service                                                         1,623,788
                                                                   ------------

Transportation (0.82%)
AMR Corp/Del.*                                         2,229             73,139
Burlington Northern Santa Fe Corp.                     5,996            134,161
Conoco Inc.                                            7,985            208,608
CSX Corporation                                        2,450             58,494
Delta Air Lines Inc.                                   1,674             82,863
FedEx Corporation*                                     2,941       $    118,669
Harley-Davidson Inc.                                   3,706            184,605
Navistar International*                                  634             23,775
Norfolk Southern Corp.                                 4,834             77,646
Ryder System Inc.                                        775             14,870
Southwest Airlines                                     4,761            107,718
Stilwell Financial Inc.*                               2,624            126,936
Union Pacific Corp.                                    3,261            129,625
US Airways Group Inc.*                                   762             25,908
                                                                   ------------
Total Transportation                                                  1,367,017
                                                                   ------------

Manufacturing (6.43%)
Adaptec Inc.*                                          1,303             31,924
Air Products & Chemicals Inc                           2,491             90,454
Alcan Aluminium Ltd.                                   2,181             71,564
Alcoa Inc                                              9,652            320,929
Allegheny Technologies Inc.                            1,085             23,599
Applied Materials Inc.*                                9,183            792,608
Ball Corp.                                               291             10,076
Barrick Gold Corp.                                     4,281             68,228
Bemis Co.                                                513             17,186
Bethlehem Steel Corp.*                                 1,721              6,024
Boise Cascade Corp.                                      478             14,280
Centex Corp.                                             560             16,170
Citrix Systems Inc.*                                   1,980             43,560
Comverse Technology Inc.*                              2,072            190,495
Corning Inc.                                           3,173          1,040,546
Crane Co.                                                532             13,367
Crown Cork & Seal Co. Inc.                               483              6,249
Dell Computer Corp.*                                  31,837          1,388,889
Dow Chemical Company                                   8,913            233,409
Du Pont (E.I.) de Nemours & Co                        12,616            566,143
Eastman Chemical Company                                 759             32,732
Eastman Kodak Co.                                      4,179            260,143
Ecolab Inc.                                            1,251             48,711
EMC Corp-Mass.*                                       32,256          3,161,088
Engelhard Corp                                         1,377             25,819
FMC Corp.*                                               331             22,446
Fort James Corporation                                 2,148             67,931
Freeport-McMoran Copper & Gold Inc.*                   2,235             21,931
Gateway Inc.*                                          3,920            266,952
Georgia-Pacific (Georgia-Pacific Group)                2,073             55,453
Great Lakes Chemical Corp.                               608             20,520
Hercules Inc.                                          1,037             13,740
Homestake Mining Company                               1,533              8,527
Inco Ltd.*                                             1,659             29,655
International Paper Co.                                5,643            179,871
Kaufman & Broad Home Corp.                               388              9,627
Kimberly-Clark Corp.                                   6,936            405,756
Leggett & Platt Inc.                                   2,498             44,183
Louisiana-Pacific Corp                                 1,047             11,059
Mead Corp.                                             1,004             26,920
Millipore Corp.                                          916             55,762
National Service Industries Inc                          451              8,992
Newmont Mining Corp.                                   1,578             29,292
Novellus Systems Inc.*                                 1,557             95,853
Nucor Corp.                                              848             31,164
Owens-Illinois Inc.*                                     152              1,986
Pactiv Corporation.*                                   1,923             21,153
Phelps Dodge Corp.                                       935             41,608
Placer Dome Inc.                                       4,418             39,210
Polaroid Corp.                                           445              7,565
Potlatch Corp.                                           279              9,381
PPG Industries Inc.                                    2,255             91,328
Praxair Inc.                                           1,510             66,818
Pulte Corp.                                              464             15,283
Rohm & Haas Co.                                        2,627             76,019
Sealed Air Corp.*                                      1,316             67,527
Sherwin-Williams Co.                                   1,667             38,341
Sigma-Aldrich                                            962             27,958

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Temple-Inland Inc.                                       536       $     22,747
Union Carbide Corp.                                    1,265             50,679
USX-U.S. Steel Group Inc.                                819             14,230
W.R. Grace & Company*                                    842              6,683
Westvaco Corp.                                           981             26,855
Weyerhaeuser Co.                                       2,767            128,147
Willamette Industries                                  1,073             32,727
Worthington Industries                                   880              9,185
                                                                   ------------
Total Manufacturing                                                  10,675,257
                                                                   ------------

Technology (30.04%)
ADC Telecommunications Inc.*                           7,484            306,376
Adobe Systems Inc                                      1,333            173,290
Advanced Micro Devices*                                2,638             99,255
Agilent Technologies Inc.*                             4,812            290,224
Altera Corp.*                                          4,480            290,360
America Online Inc.*                                  25,749          1,509,535
American Power Conversion*                             2,200             52,388
Amgen Inc.*                                           12,671            960,620
Analog Devices Inc.*                                   4,218            423,909
Andrew Corp.*                                            863             25,566
Apple Computer Inc.*                                   3,884            236,681
Biogen Inc.*                                           1,802            124,563
BMC Software Inc.*                                       645             17,415
Boeing Co.                                            10,676            572,501
Broadcom Corp.*                                        2,600            650,000
Cabletron Systems*                                     1,502             56,231
Cisco Systems Inc.*                                   82,364          5,652,230
Compaq Computer Corp.                                 18,179            619,222
Compuware Corp.*                                       5,061             53,457
Conexant Systems Inc.*                                 2,898            107,769
Electronic Data Systems Corp.                          5,675            282,686
General Dynamics Corp.                                 2,503            157,533
Global Crossing Ltd.*                                  9,574            287,818
Hewlett-Packard Co                                    12,617          1,523,503
Honeywell International Inc                           10,411            401,474
Intel Corp.                                           80,426          6,021,897
International Business Machines Corp.                 19,810          2,614,920
JDS Uniphase Corp.*                                    9,100          1,132,808
Kla-Tencor Corp.*                                      1,982            130,069
Lexmark International Inc.*                            1,513            102,600
Linear Technology Corp.                                3,400            244,588
Lockheed Martin Corporation                            5,176            146,869
LSI Logic Corp.*                                       3,740            134,406
Lucent Technologies Inc.                              39,645          1,657,657
Maxim Integrated Products*                             3,200            280,600
Micron Technology Inc.*                                6,724            549,687
Microsoft Corp.*                                      62,910          4,391,904
Motorola Inc.                                         33,430          1,205,569
National Semiconductor Corp.*                          1,773             78,899
Network Appliance Inc.*                                3,502            409,734
Nextel Communications Inc.*                            8,922            494,613
Nortel Networks Corporation                           34,736          2,833,155
Northrop Grumman Corp.                                   670             52,134
Novell Inc.*                                           3,406             41,724
Oracle Corporation*                                   34,875          3,171,445
Parametric Technology Corp.*                             272              3,638
PE Corp.-PE Biosystems Group                           2,528       $    248,692
Peoplesoft Inc.*                                         808             26,058
PerkinElmer Inc.                                         457             41,101
Pitney Bowes Inc.                                      3,528            128,993
Qualcomm Inc.*                                         9,106            545,222
Raytheon Co.                                           3,242             90,168
Rockwell International Corp.                           2,312             93,492
Sanmina Corp.*                                         2,202            259,836
Sapient Corp.*                                         1,200             63,000
Scientific-Atlanta Inc.                                1,498            116,750
Seagate Technology Inc.*                               2,610            154,969
Siebel Systems Inc.*                                   2,310            456,947
Solectron Corp.*                                       7,292            330,419
Sun Microsystems Inc.*                                19,057          2,419,048
Tektronix Inc.                                           723             55,084
Tellabs Inc.*                                          4,886            274,532
Texas Instruments Inc.                                24,508          1,640,511
Textron Inc.                                           2,130            119,413
Thomas & Betts Corp.                                     658             12,338
Unisys Corporation*                                    1,823             23,699
United Technologies Corp.                              6,223            388,549
Veritas Software Corp.                                 4,750            572,672
Xerox Corp.                                            6,311            101,370
Xilinx Inc.*                                           3,722            330,793
Yahoo Inc.*                                            6,332            769,338
                                                                   ------------
Total Technology                                                     49,836,516
                                                                   ------------

Energy (5.52%)
AES Corp.*                                             6,488            413,610
Amerada Hess Corp.                                       972             66,521
Anadarko Petroleum Corp.                               2,229            146,601
Apache Corp.                                             855             53,865
Ashland Inc                                              723             25,486
Baker Hughes Inc.                                      3,144            114,953
Burlington Resources Inc.                              1,767             69,465
Chevron Corporation                                    8,523            720,194
Devon Energy Corporation                               1,590             93,114
EL Paso Energy Corporation                             2,803            163,275
Exxon Mobil Corp.                                     42,682          3,483,918
Halliburton Co                                         5,494            291,182
Kerr-McGee Corp.                                         860             54,341
McDermott International Inc.                             540              4,151
Nabisco Group Holdings Corp.                           3,529             99,033
Occidental Petroleum Corp.                             3,601             77,872
Phillips Petroleum Co.                                 3,456            213,840
Rowan Companies Inc.*                                    784             24,304
Royal Dutch Petroleum Company                         26,935          1,648,085
Schlumberger Ltd.                                      6,865            585,670
Sunoco Inc.                                            1,001             27,215
Texaco Inc.                                            7,426            382,439
Tosco Corp.                                            1,945             59,323
Transocean Sedco Forex Inc.                            2,430            145,193
Unocal Corp.                                           2,795             93,283
USX-Marathon Group Inc.                                3,304             90,629
                                                                   ------------
Total Energy                                                          9,147,562
                                                                   ------------

Total Common Stock (Cost $84,862,951)                               157,668,886
                                                                   ------------

     Par Value
     ---------
Short-Term Investments (4.89%)
     $  5,150,000   United States Treasury Bills 5.650- 5.995%
                       09/14/00 (b)                                   5,138,994
        1,612,482   Firstar Institutional Money Market Fund           1,612,482
        1,366,820   Firstar Government Money Market Fund              1,366,820
                                                                   ------------
                    Total Short-Term Investments (Cost $8,118,296)    8,118,296
                                                                   ------------

                    Total Investments (Cost $92,981,247) (99.94%)   165,787,182
                    Other Net Assets (0.06%)                            103,742
                                                                   ------------
                       Net Assets (100.00%)                        $165,890,924
                                                                   ============

--------------------------------------------------------------------------------
   S&P 500 INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
--------------------------------------------------------------------------------
*    Non- Income Producing Security
(a) Aggregate cost for federal income tax purposes is $92,981,247. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:
                    Unrealized appreciation                        $ 75,270,378
                    Unrealized depreciation                          (2,464,443)
                                                                   ------------
                       Net unrealized appreciation                 $ 72,805,935
                                                                   ============
(b) At August 31, 2000, certain United States Treasury Bills with a market value of $947,673 were pledged to cover margin requirements for futures contracts.
(c) Futures contracts at August 31, 2000: (Contracts - $250 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                   ------------
                    S&P 500 Index:
                    21/Sept 00/Long                                $    247,161
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND    PORTFOLIO OF INVESTMENTS                8/31/2000

COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Common Stock (91.94%)
Capital Goods (4.38%)
AGCO Corp.                                             2,129       $     22,355
Albany Intl. Corp. Cl A                                1,968             27,429
Ametek, Inc.                                           2,500             53,438
Borg-Warner Automotive                                 1,800             61,875
Cirrus Logic, Inc.*                                    5,000            151,250
Credence Systems Corp                                  3,500            204,969
Donaldson Co. Inc.                                     3,900             82,388
Federal Signal                                         3,200             69,000
Flowserve Corp.                                        3,036             56,166
Hubbell, Inc. Cl. B                                    5,130            132,739
Integrated Device Tech.*                               5,600            491,400
International Rectifier Corp.                          4,394            276,547
IPALCO                                                 6,600            153,863
Jacobs Engineering Group*                              2,000             76,000
Mark IV Industries, Inc.                               4,715            105,498
Modine Manufacturing Co.                               2,300             64,688
Newport News Shipbuilding, Inc.                        2,340             99,450
Rayonier, Inc.                                         2,300             95,594
SPX Corp.                                              2,150            352,600
Stewart & Stevenson Svcs                               2,500             40,313
Structural Dyn. Research*                              2,200             35,475
Tecumseh Prod. Co. Cl. A                               1,500             59,625
Trinity Industries                                     2,900             56,188
UCAR Intl.*                                            1,100             14,988
Vishay Intertech., Inc.*                               9,862            397,562
WI Central Transport*                                  1,200             16,050
York Intl. Corp. New Com                               3,100             77,113
                                                                   ------------

Total Capital Goods                                                   3,274,563
                                                                   ------------

Consumer Cyclical (3.76%)
Abercrombie & Fitch .                                  2,500             57,969
Bandag Inc.                                            1,600             52,100
Barnes & Noble, Inc.*                                  5,000             86,563
BJ'S Wholesale Club*                                   5,200            176,150
Callaway Golf Co.                                      5,400             77,963
Carlisle Cos., Inc.                                    2,300            105,369
Claire's Stores, Inc.                                  3,850             75,797
Clayton Homes, Inc.                                   11,201            109,210
Dollar Tree Stores Inc.                                6,650            269,741
Family Dollar Stores                                  13,200            237,600
Fastenal Co.                                           2,900            185,238
Furniture Brands Intl. Inc.                            3,700             59,663
Lear Corp.*                                            1,600             34,500
Lennar Corp.                                           4,400            121,550
Martin Marietta Materials                              3,400            136,000
Mohawk Inds                                            4,331       $    102,861
Neiman-Marcus Group, Inc.                              3,500            117,469
Payless Shoesource*                                    2,434            129,915
Shaw Industries, Inc.                                  9,200            114,425
Superior Industries                                    2,300             74,606
Teleflex, Inc.                                         2,700             96,188
UNIFI, Inc.                                            4,500             50,906
USG Corp.                                                500             16,094
VISX, Inc.                                             1,536             42,336
Warnaco Group CL-A                                     4,100             20,500
Webster Financial Corp.                                2,900             71,503
Westpoint Stevens, Inc.*                               1,300             18,281
William Sonoma, Inc.                                   4,834            173,722
                                                                   ------------

Total Consumer Cyclical                                               2,814,219
                                                                   ------------

Consumer Non-Durable  (23.05%)
A.C. Nielson Corp.*                                    4,233            101,857
Acuson Corp.*                                          1,800             25,875
American Eagle Outfitters                              3,200             95,400
Appria Healthcare Group*                               3,900             58,013
Banta Corp.                                            2,300             50,744
Belo (A.H.) Corp. Sr. A                                9,300            177,863
Bergen Brusswig CL A                                   9,624             90,225
Bob Evans Farms                                        2,600             44,200
Brinker International*                                 4,810            152,718
Buffets, Inc.*                                         2,300             30,475
Carter-Wallace Inc.                                    2,900             77,213
CBRL Group Inc.                                        4,600             55,488
Chris Craft Industries*                                2,623            205,250
Church and Dwight                                      2,600             46,638
Cintas Group                                          11,400            473,813
Comdisco                                              10,900            261,600
Concord EFS Inc.                                      14,150            454,569
Covance, Inc.*                                         4,300             44,613
Dean Foods Co.                                         2,700             84,375
Delhaize America, Inc.                                 8,936            134,035
Dentsply Intl., Inc.                                   3,700            123,488
Devrey, Inc.                                           5,154            192,631
Dial Corp.                                             7,100             72,775
Dole Food Co.                                          4,600             64,975
Dreyer Grand Ice Cream                                 1,900             39,455
Edwards Lifesciences Corp.                             4,286            112,508
Energizer Holdings, Inc.                               7,192            142,042
Express Scripts, Inc.                                  2,946            209,718
First Health Group Corp.*                              4,500            139,781
Flowers Inds., Inc.                                    7,275            158,231
Forest Labs CL A*                                      6,200            606,825
Foundation H.S.-A*                                     6,000            105,375

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND    PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Galileo International, Inc.                            6,400       $    119,200
Gilead Services, Inc.                                  2,900            313,200
Glatfelter (P.H.) Co.                                  3,100             32,550
Gtech Holdings Corp.*                                  3,178             56,807
Harte Hanks, Inc.                                      5,000            125,625
Health Mgmt. Assoc. Cl.A.*                            18,250            297,703
Hispanic Broadcasting Corp.                            7,400            190,088
Hon Inds                                               4,100            110,444
Hormel Foods Corp.                                    11,400            175,988
Houghton Mifflin Co.                                   1,900             93,456
ICN Pharmeceuticals                                    5,455            154,445
Idec Pharmaceuticals Corp.                             3,200            446,800
Incyte Genomics, Inc.                                  1,675            138,920
Int'l Speedway Corp.                                   3,700            125,338
Int'l. Multifoods, Inc.                                1,300             21,206
Interstate Bakeries Corp.                              5,522             99,051
IVAX Corp.*                                           13,400            463,975
Jones Apparel Group*                                   8,702            213,199
L-3 Communications Holdings                            2,300            135,988
Lancaster Colony Corp.                                 3,031             69,902
Lance, Inc.                                            2,000             18,625
Lands End *                                            2,100             51,319
Lee Enterprises                                        3,300             92,400
Lincare Holdings Inc.*                                 4,198            107,049
Lone Star Steakhouse*                                  1,200             10,125
Mandalay Resorts Co.                                   7,300            203,031
McCormick & Co.                                        5,460            159,364
Media General, Inc. Cl. A                              2,100            108,150
Medimmune, Inc.                                        7,402            622,693
Miller (Herman), Inc.                                  6,500            207,594
Millennium Pharmeceuticals                             6,480            927,450
Minimed, Inc.                                          4,200            301,547
Modis Prof. Services                                   3,900             26,813
Mylan Laboratories                                     9,400            249,688
Navigant Consulting Co.                                3,100             12,400
Noble Affiliates                                       4,100            158,875
NSTAR- W/I                                             4,500            189,281
Office Max, Inc.*                                      2,900             15,044
Omnicare, Inc.                                         6,250             85,547
Outback Steakhouse, Inc.*                              5,400            123,863
Pacific Health Systems                                 3,236            174,542
Papa Johns Int'l., Inc.                                2,000             45,250
Park Place Entertainment                              21,700            318,719
Perrigo Co.*                                           3,700             27,403
Pittston Brink's Group                                 3,559             55,387
PSS World Medical, Inc.*                               5,125             32,031
Quest Diagnostics, Inc.                                3,200            396,000
Quorum HG, Inc.*                                       1,800             23,175
Readers Digest Assoc                                   7,900            304,150
Ross Store, Inc.                                       6,976            105,512
Ruddick Corp.                                          2,900             35,525
Saks Holding, Inc.*                                    5,924             59,240
Sepracor Inc.                                          5,040            554,400
Six Flags, Inc.                                        5,700             85,144
Smucker (J.M.) Co. Cl. A                               1,900             36,456
Standard Register Co.                                  1,900             24,344
Steris Corp.*                                          4,814             49,344
Stryker Corp.                                         14,900            667,706
Sungard D.S., Inc.*                                    9,488            341,568
Sybron Intl. Corp.*                                    7,030            159,933
Trigon Healthcare Inc.                                 3,200            165,200
Tyson Foods, Inc. Cl. A                               16,550            152,053
Universal Corp.                                        2,600             67,275
Universal Foods Corp.                                  3,400             69,700
Univision Communications, Inc.                        14,700            648,638
Valassis Communications                                4,108            118,619
Viad Corp.                                             7,000            205,188
Wallace Comp. Services                                 3,400             39,525
Washington Post, Class B                                 717            364,953
Westwood One, Inc.                                     7,710            214,434
                                                                   ------------

Total Consumer Non-Durable                                         $ 17,228,925
                                                                   ------------

Banking & Financial Service (10.43%)
Allmerica Financial Corp.                              4,100            249,588
AMBAC Financial Group                                  5,300            342,513
American Fin. Group, Inc.                              4,600            114,138
Associated Banc Corp.                                  5,126            128,711
Astoria Financial Corp.                                  600             21,075
Banknorth Group Inc.                                  10,700            175,213
Check Free Holding Corp.                               4,420            229,011
City National Corp.                                    3,484            136,094
Compass Bancshares, Inc.                               8,500            155,125
Dime Bancorp Inc.                                      8,093            148,709
E*Trade                                               11,880            210,870
Edwards AG                                             7,287            378,924
Everest Re Holdings                                    3,600            144,900
Finova Group, Inc.                                     1,900             13,181
First Security Corp.                                  14,587            222,452
First Tennesse Ntl., Corp.                             9,500            209,000
First Virginia Banks, Inc.                             3,900            166,725
FirstMerit Corp.                                       6,338            147,755
Gartner Group, Inc. Cl B                               7,301             82,136
Greenpoint Fin. Corp.                                  2,400             62,700
Hibernia Bank                                         11,400            143,213
Horace Mann Educators                                  3,000             45,750
HSB Group, Inc.                                        2,350             93,853
Investment Tech. Group, Inc.                           2,100            100,800
Keystone Financial Inc.                                3,700             85,100
Legg Mason, Inc.                                       4,092            215,853
Marshall and Isley Corp.                               7,480            364,650
Mercantile Bankshares Corp.                            5,000            172,422
National Commerce Bancorp                             14,607            282,098
NCO Group, Inc.                                        1,800             31,275
North Fork Bancorp                                     6,551            117,099
Ohio Causualty Corp.                                   4,500             33,188
Old Republic                                           9,400            225,013
Oxford Health Plans*                                   2,000             61,000
Pacific Century Financial                              6,300             88,200
Protective Life Corp.                                  4,577            131,589
Provident Financial Group                              3,237             85,174
Reliastar Financial Corp.                              6,600            355,163
Roslyn Bancorp, Inc.                                  10,500            208,031
SEI Investments Co.                                    3,727            236,665
Sovereign Bancorp, Inc.                               11,042             93,857
TCF Financial Corp.                                    6,589            216,202
The PMI Group, Inc.                                    3,650            226,300
Unitron, Inc.                                          5,400            164,363
Waddell & Reed Financial, Inc.                         5,400            188,325
West America Bancorp                                   2,800             84,875
Wilmington Trust Corp.                                 2,700            136,013
Zions Bancorporation                                   6,000            268,500
                                                                   ------------

Total Banking & Financial Service                                     7,793,391
                                                                   ------------

Utility (9.93%)
AGL Resources                                          3,900             73,856
Allegheny Power System                                 8,270            296,686
Alliant Energy                                         5,536            161,928
Black Hills Corp.                                      1,400             35,700
Blyth Industries, Inc.*                                3,500             82,031
Broadwing, Inc.*                                      15,400            430,238
Calpine Corp.*                                         8,200            811,800
Cleco Corporation                                      1,400             58,450
CMP Group Inc.*                                        2,100             61,688
Connectiv, Inc.                                        6,900            122,475
DPL Inc.                                              11,300            308,631
DQE, Inc.                                              5,200            208,975
Energy East Corporation*                               8,849            200,762
Hawaiian Electric Inds                                 2,100             68,775
Idacorp Inc.                                           2,600            102,538
Kansas City Power & Light                              4,800            129,000

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND    PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
LG&E Energy Corp.                                      9,500       $    232,750
MCN Energy Group, Inc.                                 5,800            139,200
Micrel, Inc.*                                          6,200            473,913
Minnesota Power & Light*                               4,600            102,063
Montana Power Co.                                      7,600            274,075
NI Source, Inc.                                        8,484            203,086
Noble Drilling Corp.*                                  9,910            480,635
Northeast Utilities                                   10,000            227,500
OGE Energy Corp.                                       6,200            132,525
Potomac Electric Power Co.                             8,233            207,369
Public Ser. Co. N.Mexico                               2,700             57,713
Puget Sound Power & Light                              6,227            145,556
SCANA Corp.                                            5,043            138,052
Sierra Pacific Resources                               5,774            102,128
Teco Energy, Inc.                                      9,400            230,888
Telephone & Data                                       4,600            533,600
Utilicorp United, Inc.                                 6,100            145,256
Vectren Corp.*                                         4,400             83,600
Washington Gas Light Co.                               3,000             75,938
Western Resources, Inc.                                4,900             98,000
Wisc. Energy Corp.                                     8,700            184,875
                                                                   ------------

Total Utility                                                         7,422,255
                                                                   ------------

Service (5.38%)
Alexander & Baldwin, Inc.                              3,200             84,200
American W.W., Inc.                                    6,800            166,600
Apollo Group Inc.                                      6,500            265,281
Dynegy, Inc.                                          21,720            977,400
Fiserv, Inc.*                                          8,350            452,466
Jabil Circuits, Inc.*                                 12,100            772,131
Kelly Services, Inc. Cl. A                             2,600             60,125
ManPower, Inc.                                         6,200            224,363
Nova Corp/Georgia*                                     5,215             74,966
Robert Half Intl.*                                    12,316            391,803
Rollins, Inc.                                          2,600             39,000
Scholastic Corp.*                                      1,100             70,606
Sotheby's                                              4,400             91,025
Stewart Enterprises, Inc.                              2,500              7,969
Tech Data Corp. *                                      3,869            199,737
Varco Intl., Inc.*                                     7,100            143,331
                                                                   ------------

Total Service                                                         4,021,003
                                                                   ------------

Transportation (1.46%)
Airbourne Freight Corp.                                3,100             46,306
Alaska Airgroup, Inc.*                                 2,000             52,000
Antec Corp*                                            2,600             93,763
Arnold Inds., Inc.                                     1,700             26,456
Atlas Air, Inc.*                                       2,600            112,450
C.H. Robinson Worldwide, Inc.                          2,800            165,725
CNF Transportation, Inc.                               3,200             78,400
Gatx Corp.                                             3,600            146,475
Hunt (J.B.)                                            2,900             39,150
Ogden Corp.*                                           3,800             66,025
Overseas Shipholding Grp                               2,300             67,706
Swift Transportation, Inc. *                           3,700             63,131
Whitman Corp.                                         10,220            134,776
                                                                   ------------

Total Transportation .                                                1,092,363
                                                                   ------------
Manufacturing (7.81%)
Airgas, Inc.*                                          1,700             11,263
AK Steel Holding Corp.                                 4,600             50,025
Albemarle Corp.                                        4,100            101,731
American Standard Co.*                                 5,200            240,825
Avocent Corp.*                                         3,546            172,424
Bowater, Inc.                                          4,200            215,775
Cabot Corp.                                            5,000            185,000
Carpenter Technology                                   1,400             45,500
CDW Computer Centers*                                  5,980            439,530
Chesapeake Corp.                                       1,500       $     35,813
Cleveland Cliffs Corp.                                   700             17,588
Consolidated Papers*                                   7,000            275,188
Cooper Cameron Corp.*                                    300             23,344
Crompton & Knowles Corp.                               8,978             80,802
Cytec Inds.*                                           3,400            113,475
Dexter Corp.*                                          1,600             94,600
Ethyl Corp.                                            6,100             12,581
Federal Mogul Corp.                                    3,300             34,031
Ferro Corp.                                            2,700             55,688
Fuller (H.B.) Corp.                                    1,000             34,313
Georgia Gulf Corp.                                     2,700             35,100
Georgia Pacific Co Timber                              6,450            189,066
Harsco Corp.                                           3,600            100,125
Hillenbrand Industries                                 1,600             55,700
IMC Global, Inc.                                       6,200             91,063
International Game Tech                                6,350            184,150
Iowa Beef Processing                                   7,400            118,863
Kaydon Corp.                                           2,100             46,331
Kennametal, Inc.                                       1,900             48,688
Legato Systems Inc.*                                   2,000             24,250
Longview Fibre Co.                                     4,000             45,500
Lubrizol Corp.                                         4,200             91,088
Lyondell Petrochemical                                 8,300            108,419
Macromedia, Inc.*                                      3,400            234,972
Magnetek, Inc.*                                        1,700             18,063
Maxxam, Inc.*                                            500             10,719
Minerals Technology, Inc.                              1,700             88,188
NCH Corp.                                                600             22,388
Nordson Corp.                                          1,200             77,700
Olin Corp.                                             3,700             61,050
Pentair, Inc.                                          2,700             87,750
Quantum Corp.*                                        12,330            167,226
RPM, Inc. Ohio                                         6,918             66,153
Ryerson Tull, Inc.                                     1,558             14,704
Schulman (A.), Inc.                                    2,700             32,569
Solutia, Inc.                                          8,518            128,302
Sonoco Products, Inc.                                  7,862            151,835
Southdown, Inc.                                        2,774            174,069
Storage Tech. Corp.*                                   7,648            120,934
Suiza Foods Corp.*                                     2,500            125,000
Valspar Corp.                                          3,200             94,400
Waters Corp.*                                          9,000            716,063
Wausau Paper Mills Co.                                 4,342             38,535
Wellman, Inc.                                          2,500             30,156
                                                                   ------------

Total Manufacturing                                                   5,838,615
                                                                   ------------

Technology (19.60%)
3COM Corp.*                                           24,278            403,622
Adtran, Inc.*                                          3,000            160,688
Affiliated Computer Svcs*                              3,600            167,625
Arrow Electronics, Inc.*                               6,674            242,767
Arvin Inds., Inc.*                                     5,254             86,691
Atmel Corp.*                                          32,920            658,400
Avnet, Inc.                                            2,927            175,254
Axciom Corp.*                                          6,327            161,339
Beckman Coulter, Inc.                                  2,200            167,475
Borders Group*                                         1,900             25,294
Cadence Design Sys., Inc.*                            17,040            362,100
Cambridge Tech Partners*                               4,400             27,088
Chiron Corp.*                                         13,212            714,274
Commscope, Inc.*                                       3,629             90,498
CSG Systems International, Inc.*                       3,600            162,675
Cypress Semiconductor*                                 7,760            383,635
Diebold                                                5,300            149,725
DSP Group, Inc.*                                       1,800             83,250
DST Systems, Inc.*                                     4,600            432,400
Electronic Arts*                                       4,300            464,131
Genzyme Corp.*                                         6,030            452,627
Granite Construction, Inc.                             1,825             41,519

--------------------------------------------------------------------------------
   S&P MIDCAP INDEX FUND    PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Harris Corp.                                           5,780       $    173,761
Imation Corp.*                                         3,000             66,750
Informix Corp.*                                       18,600            113,925
Intuit Inc.*                                          13,300            796,338
Keane, Inc.*                                           3,570             61,806
Lattice Semiconductor Corp.*                           3,800            295,925
Litton Inds.*                                          3,500            193,594
Marchfirst, Inc.*                                     10,200            197,625
Mentor Graphics*                                       4,900             92,488
Microchip Tech*                                        5,599            381,082
Network Associates, Inc.*                              3,281             84,896
Nvidia Corp.*                                          5,000            396,875
Policy Mgmt. Sys. Corp.*                               2,700             36,450
Polycom*                                               2,200            247,225
Powerwave Technologies, Inc.*                          3,700            178,063
Precision Castparts                                    1,850            140,600
Qlogic Corp.*                                          5,200            590,200
Quanta Services, Inc.*                                 4,300            201,025
Rational Software Corp.*                               6,300            810,731
Reynolds & Reynolds Class A                            6,200            112,375
Sawtek, Inc.*                                          2,800            141,225
SCI Systems Inc.*                                     10,468            646,399
Semtech Corp.*                                         2,400            284,250
Sensormatic Elect. Corp.*                              5,700             94,763
Sybase, Inc.*                                          5,900            161,881
Sykes Corp.*                                           3,100             43,594
Sylvan Learning Systems, Inc.*                           500              7,219
Symantec Corp.*                                        3,700            180,606
Symbol Technologies, Inc.                              9,375            387,891
Synopsys, Inc.*                                        4,909            181,940
Titan Corp.*                                           3,900             96,038
Transaction Systems Archit A*                          2,200             40,425
Transwitch Corp.*                                      5,400       $    325,013
Triquint Semiconductor*                                5,200            287,625
Vitesse Semiconductor*                                11,088            984,753
                                                                   ------------

Total Technology                                                     14,648,433
                                                                   ------------

Energy (6.14%)
BJ Services*                                           5,700            381,900
Ensco Intl., Inc.                                     10,500            418,688
Global Marine, Inc.*                                  13,000            420,063
Grant Prideco, Inc.*                                   7,256            170,516
Hanover Compressor Co.*                                4,200            133,350
Helmerich & Payne                                      3,640            134,453
Kinder Morgan, Inc.                                    8,336            306,869
Murphy Oil Corp.                                       3,500            233,625
Nabors Industries*                                     9,306            442,617
National Fuel Gas Co.                                  2,600            136,338
Ocean Energy, Inc.*                                   12,119            184,057
Pennzoil-Quaker State Co.                              4,294             53,407
Pioneer Nat. Resources*                                5,300             73,538
Questar                                                6,400            138,800
RJ Reynolds Tobacco Hldgs                              7,666            275,018
Sequa Corp.*                                             600             27,750
Smith International, Inc.*                             3,300            262,350
Tidewater, Inc.                                        4,600            185,725
Ultramar D. Shamrock                                   6,500            152,344
Valero Energy Corp.                                    4,000            120,500
Weatherford Intl.*                                     7,256            340,532
                                                                   ------------

Total Energy                                                          4,592,440
                                                                   ------------

Total Common Stock (Cost $53,065,046)                                68,726,207
                                                                   ------------

     Par Value
     ---------
Short-Term Investments (8.04%)
     $  4,100,000   United States Treasury Bills   5.65% - 5.98%
                       09/14/00 (b)                                   4,091,456
          976,312   Firstar Institutional Money Market Fund             976,312
          944,154   Firstar Government Money Market Fund                944,154
                                                                   ------------
                    Total Short-Term Investments (Cost $6,011,922)    6,011,922
                                                                   ------------
                    Total Investments (Cost $59,076,968) (99.98%)    74,738,129
                    Other Net Assets (0.02%)                             10,927
                                                                   ------------
                       Net Assets (100.00%)                        $ 74,749,056
                                                                   ============
--------------------
*    Non-Income Producing Security
(a) Aggregate cost for federal income tax purposes is $59,076,968. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:
                    Unrealized appreciation                        $ 20,361,061
                    Unrealized depreciation                          (4,699,900)
                                                                   ------------
                       Net unrealized appreciation                 $ 15,661,161
                                                                   ============
(b At August 31, 2000, certain United States Treasury Bills with a market value of $1,945,262 were pledged to cover margin requirements for futures contracts.
(c) Futures contracts at August 31, 2000: (Contracts - $500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                   ------------
                    S&P MidCap 400 Index:
                    22/Sept 00/Long                                $    315,552
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                8/31/2000

COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Common Stock (79.55%)
Capital Goods (6.62%)
Adaptive Broadband Corp.*                              1,472       $     46,000
Aeroflex Inc.*                                           750             27,563
Applied Industrial Tech                                  623             10,552
Aztec Industries Inc.*                                   470              9,224
Belden, Inc.                                             694             18,131
Benchmark Elec. Inc.*                                    320       $     16,660
BMC Industries Inc-Minn                                  697              3,921
Cable Design Tech.*                                    1,155             31,185
CDI Corp.*                                               525              9,713
Credence Systems Corp.*                                  600             35,138
CTS Corp.                                                788             40,434
Dycom Industries*                                        900             47,700

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Foster Wheeler Corp                                      550       $      3,884
Gardner Denver, Inc.*                                    490              7,136
Graco, Inc.                                              548             19,420
Harmon Industries Inc.*                                  310              9,513
Ionics, Inc.*                                            372             11,090
JLG Industries, Inc.                                   1,000             11,563
Lawson Products                                          500             12,625
Lindsay Manufacturing Co.                                469              8,559
Manitowoc Company, Inc.                                  657             15,070
Mascotech Inc.                                         1,200             19,875
MID Atlantic Medical Svcs*                             1,400             22,575
Milacron Inc.                                            387              5,974
Morrison Knudson Corp.*                                3,013             36,156
PAXAR Corp.*                                           1,275             14,025
Pioneer Standard Elec                                    762             10,430
Plexus Corp.*                                            453             70,102
Polaris Industries, Inc.                                 600             20,475
Radisys Corp*                                            400             22,375
Republic Group                                           340              6,056
Robbins & Myers                                          356              8,500
Scott Technolgies Inc.*                                  560             10,605
Shaw Group Inc. (The)*                                   400             22,275
Specialty Equipment Cos. Inc.*                           500             13,531
Technitrol                                               444             56,610
Tenneco Automotive Inc.                                  850              6,056
Trimble Navigation Ltd.*                                 757             31,463
Unisource Energy Corp.                                   800             12,450
URS Corp.*                                               400              5,275
Varian Medical Systems Inc.*                             750             34,453
Vicor Corp.*                                             456             19,893
Wabash Natl. Corp.                                       622              6,920
                                                                   ------------

Total Capital Goods                                                     851,155
                                                                   ------------

Consumer Cyclical (6.29%)
ABM Industries, Inc.                                   1,140             30,780
Apogee Enterprises, Inc.                                 690              3,062
Aptargroup, Inc.                                         880             20,515
APW Limited*                                           1,011             44,484
Brown Shoe Company Inc.                                  711              7,643
Cascade Natural Gas Corp.                                470              7,990
Cato Corp New CL A                                       898             11,113
Chico's FAS Inc.*                                        450             17,550
Clarcor, Inc.                                            764             15,758
Coachmen Industries Inc.                                 400              4,450
Copart Inc.*                                           1,400             23,713
Cost Plus Inc. /California*                              500             16,813
Discount Auto Parts, Inc.*                               565              5,014
Dress Barn, Inc. (The)*                                  556             11,850
Elcor Corp.                                              495              8,137
Factory 2-U Stores Inc.*                                 300             10,369
Fedders Corp.                                          1,451              7,527
Footstar, Inc.*                                          707             21,033
G & K Services Inc., CL A                                532             15,428
Gentex Corp.*                                          2,086             53,975
Geon Co.*                                                736             12,834
Griffon Corp.*                                           831              6,440
Group 1 Automotive Inc.*                                 310              3,410
Interface, Inc.                                        1,350              9,366
Jakks Pacific Inc.*                                      390              6,923
Jo-Ann Stores Inc - CL A *                               541              3,550
Kellwood Co.                                             663             10,608
Lennox Intl Inc                                        1,000             13,813
Linens `N Things*                                      1,000             27,000
Marcus Corp.                                             975             12,005
MDC Holdings Inc.                                        480             12,030
Michaels Stores, Inc.*                                   816             28,560
National Presto Industries                               230              7,001
Nautica Enterprises, Inc.*                               272              3,213
NVR Inc.*                                                230             16,905
O'Reilly Automotive, Inc.*                             1,148             17,507
Oshkosh B Gosh                                           530       $      7,553
Oxford Industries, Inc.                                  346              7,655
Pacific Sunwear of Cal*                                  750              9,984
PEP Boys-Manny Moe & Jack                              1,093              6,421
Pier 1 Imports, Inc.                                   2,545             29,904
Prime Hospitality Corp.*                               1,431             14,847
Reliance Steel & Alum                                    705             14,541
School Specialty Inc.*                                   500              9,031
Shopko Stores, Inc.*                                     760              8,693
Skyline Corp.                                            280              6,195
Smith (A.O.) Corp.                                       505              7,954
Stein Mart, Inc.*                                      1,116             13,113
Texas Industries, Inc.                                   512             17,472
The Ryland Group, Inc.                                   535             13,141
The Timberland Co.*                                      808             32,926
The Toro Co.                                             439             13,280
Thor Industries Inc.                                     360              8,393
Toll Bros., Inc.*                                        887             28,938
Winnebago Industries                                     660              8,456
Wolverine World Wide, Inc.                             1,111             12,152
X-Rite, Inc.                                           1,086             10,453
                                                                   ------------

Total Consumer Cyclical                                                 809,471
                                                                   ------------

Consumer Non-Durable (17.43%)
99 Cents Only Stores*                                    933             41,927
Aaron Rents Inc.                                         350              4,813
ADAC Laboratories*                                     1,020             22,823
Advance Paradigm Inc.*                                 1,010             26,891
Advo, Inc.*                                            1,970             80,647
Anchor Gaming*                                           300             21,975
Ann Taylor*                                              689             24,804
Applebee's Intl., Inc.                                   751             17,038
Aztar Corp.*                                           1,243             18,101
Barr Laboratories Inc.*                                  825             58,575
Beringer Wine Estates Holdings Inc*                      500             27,656
Bindley Western Inds                                     733             21,120
Bio-Technology General Corp.*                          1,084             15,108
Bisys Group Inc.*                                        652             49,104
Bowne & Co. Inc.                                       1,002             10,396
Canadaigua Wine Co., Inc.*                               387             20,850
Casey's General Stores                                 1,404             15,971
Catalina Marketing Corp.*                              1,572             67,105
CEC Entertainment, Inc.*                                 763             22,032
Cheesecake Factory*                                      942             33,971
Ciber, Inc.*                                           1,381             14,242
Coca-Coca Bottling                                       273             10,937
Coherent, Inc.*                                          650             52,325
Consolidated Products*                                   737              6,771
Cooper Co.                                               400             13,150
Cor Therapeutics, Inc.*                                1,468             82,575
Corn Products Intl                                       922             23,165
Coventry Health Care, Inc.*                            1,604             25,664
CPI Corp.                                                340              8,288
Curative Health Services*                                 90                461
Cygnus, Inc.*                                            582              7,093
Datascope Corp.                                          490             17,273
Diagnostic Products Corp.                                420             17,798
Dura Pharmaceuticals Inc.*                             1,300             35,831
Earthgrains Co.                                        1,122             19,775
Eloyalty Corp*                                         1,009             13,748
Fleetwood Enterprises Inc.                               900             12,319
Fleming Co., Inc.                                      1,103             17,028
GC Companies*                                            253              3,763
Great Atlantic & Pacific Tea Co.                         969             13,566
Guilford Mills, Inc.                                     452              1,582
Gymboree Corp.*                                          668              3,298
Ha-Lo Industries, Inc.*                                  150                750
Harland, John H. Co.                                     670              9,799
Harman International                                     485             37,224
Hartmax Corp.*                                           600              1,800
Heidrick & Struggles Inc.*                               500             29,063

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Idexx Laboratories Inc.*                               1,028       $     26,857
IHOP Corp.*                                              582             11,422
Immune Response Corp.*                                   710              6,390
Information Resources Inc.*                              700              4,769
Instituform Tech. CL A *                                 700             21,481
Invacare Corp.                                           730             19,664
J&J Snack Foods*                                         280              3,955
Jack in the Box Inc.*                                  1,084             23,916
Jones Pharmacy, Inc.*                                  1,924             68,783
Landry's Seafood Rest.*                                  464              3,654
Luby's Cafeterias, Inc.                                  879              4,835
Medicis Pharmaceutical*                                  700             45,106
Mens Wearhouse, Inc.*                                    860             26,230
Mentor Corp.                                             581             12,310
Michael Foods Inc.                                       500             11,875
Morrison Management Specialist Inc.                      300              7,988
Nash-Finch Co.                                           500              4,875
National Data Corp.                                      883             25,938
Natures Sunshine Prod., Inc.                             561              4,418
NBTY, Inc.*                                            1,312              9,266
New England Bus. Srvc                                    474              9,332
Noven Pharmaceuticals Inc.*                              600             25,200
On Assignment Inc.*                                      500             14,938
Orthodontic Centers of Am*                             1,201             39,333
Owens & Minor Hldg Co.                                   881             13,490
Parexel Intl. Corp.*                                     224              2,233
Patterson Dental Co.*                                  1,702             40,423
Pediatrix Med. Grp., Inc.*                                90              1,198
Penton Media Inc.                                        900             28,181
Performance Food Group Co.*                              400             14,850
Phillips Van Heusen Corp.                              1,141             10,412
Pinnacle Entertainment Inc.*                             865             17,841
Prepaid Legal Srvs., Inc.*                               550             18,047
Priority Healthcare Corp B *                             605             34,939
Ralcorp Holdings, Inc.*                                  800             10,800
Regis Corp.                                              832             13,156
Renal Care Group, Inc.*                                1,035             20,959
Resmed Inc.*                                             800             29,450
Respironics*                                             852             16,135
Ruby Tuesday, Inc.                                     2,008             25,100
Russ Berrie & Co., Inc.                                  646             13,243
Ryan's Family Steak House*                             1,141              9,271
Schweitzer-Mauduit, Inc.                                 413              5,989
Sierra Health Srvs., Inc.*                               452              1,243
Smithfield Foods, Inc.*                                1,506             40,003
Snyder Communications, Inc.*                           1,900             52,013
Sola International*                                      307              2,149
Sonic Corp.*                                             572             18,662
Stride Rite Corp.                                        430              2,580
Sunrise Medical*                                         899              5,057
Titan Intl., Inc.                                        300              1,519
Triarc Co.*                                              820             18,655
United Stationers Inc.*                                  900             29,194
Universal Hlth Srvs-B*                                   820             58,015
Vertex Pharmaceuticals Inc.*                           1,338            113,730
Vital Signs, Inc.                                        475              8,758
Volt Info Sciences, Inc.*                                110              3,719
Wesley Jessen Visioncare Inc.*                           400             15,050
Whole Foods Market, Inc.*                                654             33,027
                                                                   ------------

Total Consumer Non-Durable                                            2,241,821
                                                                   ------------

Banking & Financial Service (9.60%)
Americredit Corp.*                                     1,540             42,543
Anchor Bancorp WI, Inc.                                  400              6,525
Cash American Intl., Inc.                                792              5,940
Centura Banks, Inc.                                      641             22,635
Chemfirst, Inc.                                          687             15,844
Commerce Bank Corp.                                      691             35,716
Commercial Federal Corp.                               1,535             27,726
Cullen/Frost Bankers, Inc.                             1,270             39,370
Dain Rauscher Corp.                                      346             27,831
Delphi Financial Group, Inc.*                            507       $     20,977
Downey Financial Corp.                                   783             26,231
Eaton Vance Corp.                                      1,030             49,891
Enhance Fncl. Svcs. Grp                                1,010             15,908
Fidelity National Fin., Inc.                           1,316             26,238
First American Finl.Corp                               1,497             24,701
First Midwest Bancorp Inc./IL                          1,068             27,568
Firstbank Puerto Rico                                    756             14,742
Fremont General Corp.                                    110                351
Gallagher, Arthur J & Co.                                858             42,042
GBC Bancorp/California                                   600             22,725
Hudson United Bancorp                                  1,108             27,908
Imperial Bancorp*                                      1,300             28,275
Investors Financial Services Corp.                       800             49,250
Jefferies Group, Inc.                                    500             15,219
Macdermid, Inc.                                          670             16,750
MAF Bancorp, Inc.                                      1,100             23,650
Morgan Keegan Inc.                                       800             16,050
Mutual Risk Mgmt., Ltd.                                  596             12,665
National Discount Brokers Group Inc.*                    400             14,475
Oshkosh Truck Corp.                                      450             15,975
Pioneer Group, Inc.*                                     681             29,709
Primark Corp.*                                           510             18,870
Queens County Bancorp                                    450             11,869
Radian Group Inc.                                        961             59,702
Raymond James Fncl. Corp.                              1,245             35,483
Riggs Natl Corp.                                         948             11,317
RLI Corp.                                                300             11,550
RSA Security Inc.*                                     1,000             59,063
Scpie Holdings Inc.                                      300              6,525
Selective Insurance Group                                737             13,220
Silicon Valley Bancshares*                             1,120             64,540
South Financial Group Inc (The)                          580              7,540
Southwest Bancorp Of Texas*                            1,230             35,747
Southwest Securities Group                               440             14,603
Staten Island Bancorp Inc.                             1,000             18,438
Trenwick Group, Inc.                                     418              7,916
Trustco Bank Corp. NY                                  1,314             16,918
Tucker Anthony Sutro                                     600             14,138
Waddell & Reed Financial Inc.                            600             20,925
Washington Federal Inc.                                1,300             26,975
Whitney Holding Co.                                      596             21,195
Zenith Ntnl. Ins. Corp.                                  600             13,913
                                                                   ------------

Total Banking and Financial Service                                   1,235,877
                                                                   ------------

Utility (1.77%)
American States Water Co.                                280              7,298
Atmos Energy Corp.                                       728             15,106
Avista Corp.                                           1,200             22,125
Billing Concepts Corp.*                                  914              2,971
CH Energy Group Inc.                                     435             16,421
Laclede Gas Co.                                          500             10,781
Northwestern Corporation                                 600             13,050
Nuevo Energy Co.*                                        400              7,675
NUI Corp.                                                400             12,025
Philadelphia Suburban Corp.                            1,039             24,352
Piedmont Natural Gas, Inc.                               722             19,990
Southwestern Energy Co.                                1,192              9,238
UIL Holdings Corp                                        375             18,867
UGI Corp                                                 700             15,969
Vintage Petroleum, Inc.                                1,496             31,416
                                                                   ------------

Total Utility                                                           227,284
                                                                   ------------

Service (4.03%)
Administaff Inc.*                                      1,790            145,885
Bassett Furniture Inds., Inc.                            437              6,009
Central Parking Corp.                                    769             14,899
Edgewater Technology Inc.*                               800              5,000
Hilb, Rogal & Hamilton Co .                              420             16,800
Hooper Holmes Inc.                                     1,600             18,700

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                      559       $     11,907
IMCO Recycling                                           530              4,240
Insurance Auto Auctions Inc.*                            520              8,580
Kent Electronics Corp.*                                  774             22,640
Kroll-O'Gara Co.*                                         80                410
Maximus Inc.*                                            500             11,063
Medquist Inc.*                                           289              5,599
Memberworks Inc.*                                        400             11,250
Mercury Interactive Corp.*                               580             70,869
SCP Pool Corp.*                                          450             13,191
Spherion Corporation*                                  1,894             23,320
Syncor Intl Corp.*                                       600             24,000
Tetra Tech Inc.*                                         875             23,734
Tetra Technologies, Inc.*                                344              4,687
True North Comms                                       1,438             66,687
United Natural Foods Inc.*                               445              6,731
US Oncology Inc.*                                        330              1,846
                                                                   ------------

Total Service                                                           518,047
                                                                   ------------

Transportation (2.72%)
AAR Corp.                                              1,093             12,296
American Freightways Corp.*                              749             12,312
Atlantic Coast Airlines Holdings Inc.*                   500             15,875
Circle International Group                               500             17,906
EGL Inc.*                                              1,400             50,313
Expeditors Intl Wash, Inc.                             1,260             61,740
Forward Air Corporation*                                 500             22,938
Fritz Companies, Inc.*                                 1,107             16,397
Heartland Express, Inc.*                                 810             14,175
Kirby Corp.*                                             691             16,282
Landstar*                                                295             15,045
M S Carriers, Inc.*                                      409              7,541
Mesa Air Group Inc.*                                     820              4,561
Midwest Express Holdings*                                500             11,313
Roadway Express Inc.                                     500             11,500
Rollins Truck Leasing                                  1,489             10,051
US Freightways Corp.                                     675             21,052
Werner Enterprises, Inc.                               1,263             17,051
Yellow Corp.*                                            716             10,919
                                                                   ------------

Total Transportation                                                    349,267
                                                                   ------------

Manufacturing (11.85%)
Actel Corp*                                            1,380             60,720
Alpha Industries*                                      1,040             52,455
Alpharma, Inc. Class A                                   734             41,563
Amcast Ind                                               330              3,960
AMCOL Intl. Corp.                                        933              3,091
Arch Chemicals Inc.                                      800             14,550
Arctic Cat, Inc.                                       1,141             13,514
Baldor Electric Co.                                      926             18,173
Barnes Group, Inc.                                       582             11,313
Birmingham Steel Corp.                                   759              2,135
Brady Corp.                                              616             17,826
Brush Wellman Inc.                                       600             14,025
Buckeye Tech, Inc.*                                    1,014             25,287
Butler Manufacturing                                     323              7,167
C Cube Microsystems*                                   1,197             27,830
Cambrex Corp.                                            670             31,448
Caraustar Industries                                     604              9,324
Castle (A.M.) & Co.                                      519              5,450
Champion Enterprises, Inc.*                              214              1,418
Chemed Corp.                                             341             10,443
Commercial Metals Co.                                    570             15,924
Cuno Incorporated*                                       400             11,400
D.R. Horton, Inc.                                      1,350             26,494
Delta & Pine Land Co.                                    952             23,265
Deltic Timber Corp.                                      300              6,000
Electro Scientific Inds., Inc.*                          684             28,172
Epicor Software Corp.*                                   450              1,814
Ethan Allen Interiors, Inc.                            1,095             29,497
Factset Research Sys. Inc.                               730       $     24,957
Florida Rock Inds                                        500             19,219
Gerber Scientific, Inc.                                  691              6,737
Idex Corp.                                               800             24,300
Innovex, Inc.                                            357              5,355
Intermet Corp.                                           683              5,293
K2, Inc.*                                                429              4,746
Kemet Corp.*                                           2,136             64,080
Kronos, Inc.*                                            375             14,016
Kulicke & Soffa Ind.*                                  1,274             23,171
La-Z-Boy Chair Co.                                     1,518             24,383
Libbey Inc.                                              440             14,438
Lilly Industries, Inc.                                   738             22,601
Lydall, Inc.*                                            405              4,885
Material Sciences*                                       398              4,179
Methode Electronics CL A                               1,033             62,109
Midway Games Inc.*                                       997              8,599
Mississippi Chem. Corp.                                  514              2,120
Mueller Industries*                                      998             31,499
Myers Industries, Inc.                                   635              8,886
Network Equip. Tech., Inc.*                              743              8,962
OM Group, Inc.                                           592             28,046
Omnova Solutions Inc*                                    650              3,900
Plantronics Inc.*                                      1,200             59,925
Pogo Producing Co.                                       754             20,264
PolyOne Corp*                                          3,675             30,548
Pope & Talbot,  Inc.                                     981             19,497
Quanex Corp.                                             529              9,886
Regal-Beloit Corp.                                       534              9,212
Regeneron Pharm.*                                        989             35,048
Roper Industries, Inc.                                   788             25,512
RTI International Metals*                                500              7,031
Scotts Company Class A*                                  830             25,730
Silicon Valley Group Inc.*                               900             25,088
Simpson Industries                                       690              6,728
Simpson Manufacturing Co. Inc.*                          300             14,100
Skywest, Inc.                                            636             31,601
SPS Technologies, Inc.*                                1,586             74,641
Standard Pacific Corp.                                   923             15,172
Standex International Corp.                              454              8,427
Stillwater Mining Co.*                                   910             30,940
Sturm Ruger & Co., Inc.                                  703              5,844
Telxon Corp.*                                          1,301             25,695
Thomas Industries Inc.                                   440              8,883
Tredegar Industries, Inc.                              1,023             19,949
Universal Forest Products                                601              7,550
Valmont Industries                                       707             13,389
W D-40 Co.                                               496              9,610
Watsco, Inc.                                             665              8,479
WHX Corporation*                                         710              2,707
Wolverine Tube, Inc.*                                    459              7,631
Zale Corp.*                                              934             34,500
                                                                   ------------

Total Manufacturing                                                   1,524,326
                                                                   ------------

Technology (14.85%)
Advanced Tissue Sciences*                              1,186              8,450
Allen Telecom, Inc.*                                   1,401             27,932
Alliance Pharmaceutical*                               1,094             16,684
Alliance Semiconductor Corp.                           1,100             28,944
Alliant Techsystems, Inc.*                               310             23,889
American Mgmt. Systems*                                1,041             19,454
Analogic Corp.                                         1,306             48,975
Analysts Intl. Corp.                                     150              1,247
Anixter Intl.*                                         1,091             38,185
Artesyn Technologies Inc.*                             1,000             41,563
Aspect Telecom. Corp.*                                   614             13,853
Aspen Technology Inc*                                    600             27,563
Avant! Corporation*                                    1,100             16,019
AVT Corporation*                                         240              1,425
AXT Inc.*                                                300             11,588
Barra Inc.*                                              300             17,288

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
BE Aerospace, Inc.*                                      688       $     11,137
Biomatrix*                                               600             12,750
Black Box Corporation*                                   400             23,800
Brightpoint Inc.*                                        263              1,660
Brooktrout Inc.*                                         300             10,200
C&D Technologies Inc.                                    620             34,255
C-COR.net Corporation*                                   670             13,065
Cephalon, Inc.*                                          861             43,319
Cerner Corp.*                                            848             32,277
Checkpoint Systems, Inc.*                                964              7,712
Choicepoint Inc.*                                      1,046             49,031
Cognex Corp.*                                          1,079             43,160
Computer Task Group, Inc.                                140                490
Consolidated Graphics*                                    89              1,313
Dallas Semiconductor Corp.                             1,418             58,670
Dendrite Intl. Inc.*                                     900             23,906
Dionex Corp.*                                            640             18,880
DMC Stratex Networks Inc.*                             2,073             52,991
Electroglas, Inc.*                                       460             10,321
Enzo Biochem, Inc.*                                      834             50,040
ESS Technology*                                        1,100             19,044
Esterline Technologies Corp.*                            450              8,719
F.Y.I. Inc.*                                             500             19,500
Fair Issac & Co, Inc.                                    345             15,848
Filenet Corp.*                                           788             15,169
Franklin Covey Co.*                                      633              4,233
General Communication*                                 1,702             13,616
Helix Technology Corp.                                   635             24,051
Henry (Jack) & Assoc                                   1,006             44,641
HNC Software*                                            670             36,452
Hyperion Solutions Corp.*                                775             24,509
Insight Enterprises*                                     600             30,150
Inter Tel, Inc.                                          714             10,933
Itron, Inc.*                                             383              2,298
Kaman Corp.                                              670              8,794
Lattice Semiconductor Corp.*                           1,406            109,492
Micro Systems Inc.*                                      430              7,552
National Computer Sys., Inc.                             820             59,553
National Instruments Corp.*                            1,237             53,423
Orbital Sciences Corp.*                                  953              8,517
Organogenesis Inc.*                                      700             11,375
P Com, Inc.*                                             400              2,500
Park Electrochemical Corp.                               326             13,101
Pegasus Solutions Inc.*                                  370              7,354
Peregrine Systems Inc.*                                  143              4,567
Pharm. Product Dev.*                                     630             13,821
Phoenix Technologies Ltd.*                               480              8,280
Photronics, Inc.*                                        649             19,024
Pinnacle Systems Inc.*                                    50                631
Progress Software Corp.*                                 900             12,319
Protein Design Labs, Inc.*                               958             72,808
Proxim Inc.*                                             600       $     36,038
Read-Rite Corp.*                                         407              3,676
Remedy Corp.*                                            700             16,363
Robotic Vision Systems Inc.*                             900             11,419
S3, Inc.*                                              1,426             16,845
SAGA Systems, Inc.*                                      390              4,924
Speedfam Intl., Inc.*                                    441              8,214
Standard Microsystems Corp.*                             350              6,650
Symmetricom, Inc.*                                       571              8,851
Systems & Computer Tech Corp.*                           500              8,969
Talk.com Inc.*                                           829              5,958
Techne Corp.*                                            500             47,750
Telcom Semiconductor Inc.*                             2,000             34,875
Teledyne Technologies Inc.*                              390              7,849
Ultratech Stepper, Inc.*                                 593             10,674
Verity Inc.*                                             900             41,175
Xircom, Inc.*                                            620             19,143
Zebra Tech CL A*                                         803             43,362
Zixit Corporation*                                     1,100             53,625
                                                                   ------------

Total Technology                                                      1,910,670
                                                                   ------------

Energy (4.39%)
Atwood Oceanics*                                         400             18,150
Barrett Resources Corp.*                                 751             26,003
Cabot Oil & Gas Corp.                                    765             15,300
CAL Dive International Inc.*                             400             23,000
Cross Timbers Oil Co.                                  1,212             32,042
Dril-Quip*                                             1,580             71,791
Energen Corp.                                            870             22,566
Friede Goldman Halter Inc.*                              421              2,368
HS Resources, Inc.*                                      482             15,273
Louis Dreyfus Natural Gas*                             1,760             61,160
New Jersey Resources                                     488             19,520
Newfield Exploration Co. *                             1,032             44,634
Northwest Natural Gas                                    547             12,581
Oceaneering International*                               688             11,997
Offshore Logistics, Inc.*                                656             11,398
Plains Resources, Inc.*                                  395              7,011
Pride International Inc.*                              1,742             42,897
Seacor Smit Inc.*                                        450             20,503
Seitel, Inc.*                                            687             10,777
Southern Union Company*                                1,339             24,018
Southwest Gas                                            692             13,062
St. Mary Land & Explor                                   303             12,537
Stone Energy Corp.*                                      400             23,925
General Semiconductor*                                 1,146             16,648
Input/Output, Inc.*                                      564              5,076
                                                                   ------------

Total Energy                                                            564,237
                                                                   ------------

Total Common Stock (Cost $8,215,494)                                 10,232,155
                                                                   ------------

     Par Value
     ---------
Short-Term Investments (20.39%)
     $  1,800,000   United States Treasury Bills   5.650% - 5.995%
                       09/14/00 (b)                                   1,796,203
          394,590   Firstar Institutional Money Market Fund             394,590
          432,026   Firstar Government Money Market Fund                432,026
                                                                   ------------
                    Total Short-Term Investments (Cost $2,622,819)    2,622,819
                                                                   ------------
                    Total Investments (Cost $10,838,313) (99.94%)    12,854,974
                    Other Net Assets (0.06%)                              7,866
                                                                   ------------
                       Net Assets (100.00%)                        $ 12,862,840
                                                                   ============
--------------------
*    Non-Income Producing Security
(a) Aggregate cost for federal income tax purposes is $10,838,313. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:
                    Unrealized appreciation                        $  2,971,973
                    Unrealized depreciation                            (955,312)
                                                                   ------------
                       Net unrealized appreciation                 $  2,016,661
                                                                   ============
(b) At August 31, 2000 certain United States Treasury Bills with a market value of $349,150 were pledged to cover margin

--------------------------------------------------------------------------------
   S&P SMALLCAP INDEX FUND   PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
--------------------------------------------------------------------------------
     requirements for futures contracts.
(c) Futures contracts at August 31, 2000: (Contracts - $500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                   ------------
                    Russell 2000 Stock Index:
                    8/Sept 00/Long                                 $     88,553
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   EQUITY INCOME FUND      PORTFOLIO OF INVESTMENTS                8/31/2000

COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Common Stock (68.00%)
Capital Good (6.33%)
Electrical Equipment (6.33%)
General Electric                                      11,100       $    651,430
Johnson Controls                                       1,800             96,187
                                                                   ------------
Total Capital Good                                                      747,617
                                                                   ------------

Consumer Cyclical (1.42%)
Housing (0.39%)
AvalonBay Communities Inc.                             1,040             46,475
                                                                   ------------
Textile & Apparel (0.30%)
Liz Claiborne Inc.                                       800             35,150
                                                                   ------------
Retail - General (0.73%)
The Limited, Inc.                                      4,320             86,400
                                                                   ------------
Total Consumer Cyclical                                                 168,025
                                                                   ------------

Consumer Non-Durable (8.70%)
Food, Beverage & Tobacco (0.50%)
Philip Morris Co Inc.                                  2,000             59,250
                                                                   ------------
Communications & Media (3.13%)
Knight Ridder Inc                                        700             38,238
McGraw Hill Cos Inc.                                   2,500            154,843
NY Times Class A                                       2,000             78,375
Telefonaktiebolaget LM Ericsson ADR                    4,800             98,400
                                                                   ------------
                                                                        369,856
                                                                   ------------
Drugs (2.74%)
Baxter International, Inc.                             1,350            112,387
Bristol-Myers/Squibb Co.                               2,240            118,720
Medtronic Inc.                                         1,800             92,250
                                                                   ------------
                                                                        323,357
                                                                   ------------
Cosmetic & Soap (0.83%)
Avon Products, Inc.                                    2,500             97,969
                                                                   ------------
Business Service (0.58%)
Comdisco Inc.                                            400              9,600
Paychex Inc.                                             600             26,775
Viad Corp.                                             1,100             32,244
                                                                   ------------
                                                                         68,619
                                                                   ------------
Office Product (0.92%)
Avery Dennison                                         2,000            108,125
                                                                   ------------
Total Consumer Non-Durable                                            1,027,176
                                                                   ------------

Banking & Finance (19.26%)
Bank & Bank Holding Company (6.61%)
Bank of New York Co Inc                                1,700             89,143
Chase Manhattan Corp.                                  3,250            181,594
Firstar Corporation                                    2,000             47,750
Fleet Boston Financial Corp.                           2,800            119,525
Mellon Bank Corp.                                      4,000            181,000
Wells Fargo & Co.                                      3,750            161,953
                                                                   ------------
                                                                        780,965
                                                                   ------------
Finance Company (1.22%)
Household Intl                                         3,000            144,000
                                                                   ------------
Investment Company (0.97%)
Alliance Capital Management Holding LP                 2,200            113,850

Insurance (7.70%)
American General Corp.                                 2,400       $    174,750
American International Group                           1,500            133,688
Archstone Communities Trust                            1,330             32,751
Cigna Corp.                                            2,000            194,500
Marsh & McLennan                                       3,150            374,063
                                                                   ------------
                                                                        909,752
                                                                   ------------
Real Estate (1.68%)
AMB Property Corp.                                     1,300             31,444
Equity Office Properties Trust                         1,600             46,200
Equity Residential Props TR                              960             46,080
Kimco Realty Corp.                                       700             28,438
Spieker Properties Inc                                   850             46,431
                                                                   ------------
                                                                        198,593
                                                                   ------------
Financial Service (1.08%)
MBNA Corp.                                             2,200             77,688
Price (T. Rowe) Associates                             1,100             49,775
                                                                   ------------
                                                                        127,463
                                                                   ------------
Total Banking & Finance                                               2,274,623
                                                                   ------------

Utility (6.85%)
Electric (1.27%)
Duke Energy Corp                                       2,000            149,625
                                                                   ------------
Telephone (1.67%)
SBC Comms                                              4,737            197,770
                                                                   ------------
Energy (2.35%)
Enron Corp.                                            1,100             93,363
PECO Energy Co.                                        1,500             72,281
Reliant Energy Inc.                                    3,000            111,375
                                                                   ------------
                                                                        277,019
                                                                   ------------
Miscellaneous (1.56%)
Williams Co.                                           4,000            184,250
                                                                   ------------
Total Utility                                                           808,664
                                                                   ------------

Service Business (0.25%)
Automatic Data Processing                                500             29,812
                                                                   ------------
Transportation (0.52%)
Railroad (0.52%)
Conoco Inc. - Class B                                  2,333             60,950
                                                                   ------------
Manufacturing (3.90%)
Building & Housing (0.43%)
Prologis Trust                                         2,245             51,353
                                                                   ------------
Chemical (0.41%)
Millipore Corp.                                          800             48,700
                                                                   ------------
Diversified (1.11%)
Corning Inc.                                             400            131,175
                                                                   ------------
Paper & Forest Product (0.26%)
Bowater Inc.                                             600             30,825
                                                                   ------------
Non Ferrous Metal (1.69%)
Aluminum Co. of Amer                                   6,000            199,500
                                                                   ------------
Total Manufacturing                                                     461,553
                                                                   ------------

--------------------------------------------------------------------------------
   EQUITY INCOME FUND      PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Technology (14.05%)
Electronic (9.93%)
Hewlett-Packard Co                                     1,000       $    120,750
Intel Corp.                                            5,400            404,325
Motorola Inc.                                          5,100            183,919
Nortel Networks Corporation                            3,413            278,373
PE Corp.-PE Biosystems Group                           1,000             98,375
Texas Instruments Inc.                                 1,300             87,019
                                                                   ------------
                                                                      1,172,761
                                                                   ------------
Software (0.72%)
Adobe Systems Inc                                        500             65,000
Electronic Data Systems Corp                             400             19,925
                                                                   ------------
                                                                         84,925
                                                                   ------------
Telecommunication (2.72%)
Lucent Technologies Inc.                               2,500            104,531
Nokia OYJ ADR-A                                        2,400            107,850
Scientific-Atlanta Inc.                                1,400            109,113
                                                                   ------------
                                                                        321,494
                                                                   ------------
Telecom Equipment (0.68%)
BCE Inc.                                               3,600             81,000
                                                                   ------------
Total Technology                                                      1,660,180
                                                                   ------------

Energy (6.72%)
Oil & Gas - Domestic (1.99%)
EL Paso Energy Corporation                             1,000       $     58,250
Kerr-McGee Corp.                                       1,000             63,188
Murphy Oil Corp.                                       1,000             66,750
Ultramar Diamond Shamrock Corp.                        2,000             46,875
                                                                   ------------
                                                                        235,063
                                                                   ------------
Oil & Gas - International (3.69%)
Exxon Mobil Corp.                                      5,340            435,877
                                                                   ------------
Oil & Gas - Service (0.31%)
Tidewater Inc.                                           900             36,337
                                                                   ------------
Pipeline (0.36%)
Kinder Morgan Energy Partners LP                       1,000             42,188
                                                                   ------------
Natural Gas (0.37%)
Kinder Morgan Inc.                                     1,200             44,175
                                                                   ------------
Total Energy                                                            793,640
                                                                   ------------

Total Common Stock (Cost $5,868,480)                                  8,032,240
                                                                   ------------

     Par Value
     ---------
Short-Term Investments (30.09%)
     $  2,700,000   United States Treasury Bills   5.64%-5.65%
                       09/14/00 (b)                                   2,694,493
          470,032   Firstar Institutional Money Market Fund             470,032
          389,429   Firstar Government Money Market Fund                389,429
                                                                   ------------
                    Total Short-Term Investments (Cost $3,553,954)    3,553,954
                                                                   ------------
                    Total Investments (Cost $9,422,434) (98.09%)     11,586,194
                    Other Net Assets (1.91%)                            226,354
                                                                   ------------
                       Net Assets (100.00%)                        $ 11,812,548
                                                                   ============
--------------------
(a) Aggregate cost for federal income tax purposes is $9,422,434. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:
                    Unrealized appreciation                        $  2,454,626
                    Unrealized depreciation                            (290,866)
                                                                   ------------
                       Net unrealized appreciation                 $  2,163,760
                                                                   ============
(b At August 31, 2000, certain United States Treasury Bills with a market value of $448,898 were pledged to cover margin requirements for futures contracts.
(c) Futures contracts at August 31, 2000: (Contracts - $500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                   ------------
                    S&P MidCap 400 Index:
                    12/Sept 00/Long                                $    209,292
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME     PORTFOLIO OF INVESTMENTS                8/31/2000

COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Common Stock (97.17%)
Consumer Cyclical (1.29%)
Auto & Truck (1.29%)
DaimlerChrysler AG                                       374       $     19,471
                                                                   ------------
Consumer Non-Durable (20.18%)
Food, Beverage & Tobacco (3.10%)
Diageo Plc ADR                                           345             11,881
Nestle SA ADR                                            323             34,794
                                                                   ------------
                                                                         46,675
                                                                   ------------
Retail - Food and Drugs (1.33%)
Koninklijke Ahold NV ADR                                 700             19,950
                                                                   ------------
Communications & Media (5.12%)
Telefonaktiebolaget LM Ericsson ADR                    2,828             57,974
Marconi PLC* ADR                                       1,076             19,069
                                                                   ------------
                                                                         77,043
                                                                   ------------
Drugs (9.37%)
Glaxo Wellcome Plc ADR                                   758             43,632
Novartis ADR                                           1,139             43,068
Roche Holding AG ADR                                     269       $     24,083
Smithkline Beecham Plc ADR                               462             30,174
                                                                   ------------
                                                                        140,957
                                                                   ------------
Cosmetic & Soap (1.26%)
L'OREAL* ADR                                           1,310             18,960
                                                                   ------------
Total Consumer Non-Durable                                              303,585
                                                                   ------------

Banking & Financial Services (25.72%)
Banks (12.80%)
ABN Amro Holding NV ADR                                  591             14,775
Banco Bilbao Vizcaya Argentaria SA ADR                 1,217             18,179
Banco Santander Central Hispano SA ADR                 1,622             17,741
Barclays Plc ADR                                         486             50,058
Credit Suisse Group ADR                                  432             22,561
Deutsche Bank AG ADR                                     234             20,450
ING Groep NV ADR                                         374             25,222
UBS AG-REG                                               162             23,682
                                                                   ------------
                                                                        192,668
                                                                   ------------

--------------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME     PORTFOLIO OF INVESTMENTS                8/31/2000
                                    CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Finance Company (3.05%)
HSBC Holdings Plc ADR                                    633       $     45,853
                                                                   ------------
Investment Company (0.63%)
Prudential Plc ADR                                       370              9,574
                                                                   ------------
Insurance (9.24%)
Aegon NV ADR                                             522             20,489
Axa ADR                                                  945             66,445
Swiss Reinsurance ADR                                    342             35,094
Vivendi SA ADR                                         1,038             16,980
                                                                   ------------
                                                                        139,008
                                                                   ------------
Total Banking & Financial Services                                      387,103
                                                                   ------------

Utility (13.64%)
Electric (2.23%)
E.ON AG ADR                                              294             14,204
Enel SpA ADR                                             488             19,398
                                                                   ------------
                                                                         33,602
                                                                   ------------
Telephone (10.69%)
Alcatel SA                                               501             41,520
Telefonica SA ADR                                        385             22,065
Vodafone Group PLC ADR                                 2,376             97,268
                                                                   ------------
                                                                        160,853
                                                                   ------------
Miscellaneous (0.72%)
Unilever Plc ADR                                         422             10,761
                                                                   ------------
Total Utility                                                           205,216
                                                                   ------------

Service (0.67%)
Consumer (0.67%)
Royal KPN NV ADR                                         370             10,013
                                                                   ------------
Manufacturing (3.32%)
Chemical (0.76%)
Bayer AG ADR                                             269             11,396
                                                                   ------------
Diversified (2.56%)
Siemens AG ADR                                           239       $     38,565
                                                                   ------------
Total Manufacturing                                                      49,961
                                                                   ------------

Technology (17.11%)
Electronic (1.86%)
Koninklijke Philips Electronics NV                       568             28,010
                                                                   ------------
Telecommunication (15.25%)
British Telecommunications Plc ADR                       251             32,065
Deutsche Telekom AG ADR                                1,133             44,116
France Telecom SA ADR                                    372             42,896
Nokia Corp-A ADR                                       1,922             86,370
Telecom Italia SpA ADR                                   194             24,105
                                                                   ------------
                                                                        229,552
                                                                   ------------
Total Technology                                                        257,562
                                                                   ------------

Energy(15.24%)
Oil & Gas - International (11.09%)
BP Amoco Plc ADR                                       1,496             82,654
Royal Dutch Petroleum Company ADR                        838             51,275
Shell Transport & Trading Co. ADR                        642             33,023
                                                                   ------------
                                                                        166,952
                                                                   ------------
Oil & Gas - Service (1.27%)
ENI-Ente Nazionale Idrocarburi SpA                       326             19,050
                                                                   ------------
Miscellaneous (2.88%)
Total Fina Elf SA ADR                                    582             43,359
                                                                   ------------
Total Energy                                                            229,361
                                                                   ------------

Total Common Stock (Cost $1,506,227)                                  1,462,272
                                                                   ------------

     Par Value
     ---------
Short-Term Investments (2.88%)
     $      6,365   Firstar Government Money Market Fund                  6,365
           37,022   Firstar Institutional Money Market Fund              37,022
                                                                   ------------
                    Total Short-Term Investments (Cost $43,387)          43,387
                                                                   ------------
                    Total Investments (Cost $1,549,614) (100.05%)     1,505,659
                    Liabilities in Excess of Other Assets (-0.05%)         (733)
                                                                   ------------
                       Net Assets (100.00%)                        $  1,504,926
                                                                   ============
--------------------
(a) Aggregate cost for federal income tax purposes is $1,549,614. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                    Unrealized appreciation                        $     74,573
                    Unrealized depreciation                            (118,528)
                                                                   ------------
                       Net unrealized depreciation                 $    (43,955)
                                                                   ============
*    Unsponsored ADR
ADR- American Depository Receipts

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   NASDAQ-100 INDEX FUND    PORTFOLIO OF INVESTMENTS                8/31/2000

COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Common Stock (74.97%)
Capital Good (0.17%)
Molex, Inc.                                              472       $     24,928
                                                                   ------------
Consumer Cyclical(0.82%)
Bed Bath and Beyond, Inc.*                             1,876             32,947
Costco Wholesale Corp.                                 1,145             39,431
Dollar Tree Stores, Inc.*                                349             14,156
Paccar, Inc.                                             509             21,601
VISX INC *                                               369             10,170
                                                                   ------------
Total Consumer Cyclical                                                 118,305
                                                                   ------------

Consumer Non-Durable (6.59%)
Adelphia Comm. CL-A *                                    589             19,732
Biomet, Inc.                                           1,131             38,242
Cintas Group                                             916             38,071
Comcast Corp. CL-A                                     1,865       $     69,471
Concord EFS, Inc. *                                    1,141             36,655
Echostar Communications-A *                            1,131             55,136
Telefonaktiebolaget LM Ericsson ADR                    4,688             96,104
Immunex, Inc.*                                         3,406            171,152
Medimmune, Inc.*                                       1,101             92,622
Metromedia Fiber Network *                             2,340             93,454
Miller Herman, Inc.                                      352             11,242
Pacificare Health Systems *                              188             10,140
Panamsat Corp.*                                        1,066             34,578
Paychex, Inc.                                          1,717             76,621
Staples, Inc.*                                         1,634             25,123
Starbucks Corp.*                                       1,296             47,466
USA Networks, Inc.*                                    1,632             39,270
                                                                   ------------
Total Consumer Non-Durable                                              955,079
                                                                   ------------

--------------------------------------------------------------------------------
   NASDAQ-100 INDEX FUND    PORTFOLIO OF INVESTMENTS                8/31/2000
                                   CONTINUED
COMPANY                                              SHARES             VALUE
--------------------------------------------------------------------------------
Utility (1.51%)
McLeod, Inc.*                                          1,911       $     30,217
Worldcom Inc.*                                         5,189            189,399
                                                                   ------------
Total Utility                                                           219,616
                                                                   ------------

Service(0.92%)
Apollo Group, Inc.*                                      364             14,856
CMGI Inc.*                                             1,495             66,901
Fiserv, Inc.*                                            756             40,966
Palm Inc.*                                                 1                 35
Quintiles Transntl Corp.*                                777             10,829
                                                                   ------------
Total Service                                                           133,587
                                                                   ------------

Transportation (0.08%)
Northwest Airlines Corp.-CL A*                           363             11,366
                                                                   ------------

Manufacturing(4.68%)
Adaptec., Inc.*                                          496             12,152
Applied Materials, Inc.*                               2,128            183,673
Applied Micro Crcts Corp.*                               723            146,724
Citrix Systems, Inc.*                                  1,097             24,134
Comverse Technology*                                     773             71,068
Dell Computer Corp.*                                   4,699            204,993
Legato Systems, Inc.*                                    516              6,257
Sigma-Aldrich Corp.                                      530             15,403
Smurfit-Stone Cntnr Corp.*                             1,104             14,490
                                                                   ------------
Total Manufacturing                                                     678,894
                                                                   ------------

Technology (60.20%)
3 Com Corporation.*                                      906             15,061
ADC Telecomm., Inc.*                                   3,754            153,678
Adobe Systems, Inc.*                                     572             74,360
Altera Corp.*                                          2,706            175,382
Amazon.com, Inc.*                                      1,133             47,020
American Pwr Conv. Corp.*                              1,293             30,790
Amgen                                                  2,412            182,860
Apple Computer, Inc.                                   2,246            136,865
At Home Corp.-A*                                       1,359             19,790
Atmel Corp.*                                           1,566             31,320
Biogen, Inc.*                                            932             64,424
BMC Software, Inc.*                                      934             25,218
Broadvision, Inc.*                                     1,526             52,647
Chiron Corp.*                                          1,294             69,957
Ciena Corp.*                                             785            174,025
Cisco Systems Inc.*                                   11,864            814,167
Cnet Networks Inc.*                                      511             17,119
Compuware Corp.*                                       1,117             11,798
Conexant Systems, Inc.*                                1,140       $     42,394
Ebay, Inc.*                                            1,044             64,728
Electronic Arts *                                        355             38,318
Gemstar-TV GUIDE Intl Group *                          1,099             99,185
Genzyme Corp.*                                           545             40,909
Global Crossing Ltd.*                                  4,151            124,789
I2 Technologies, Inc.*                                   787            133,151
Intel Corp                                            11,662            873,192
Intuit Inc.*                                           1,298             77,718
JDS Uniphase Corp.*                                    3,361            418,392
KLa-Tencor Corp.*                                      1,117             73,303
Level 3 Comm., Inc.*                                   1,193            104,071
Linear Technology Corp.                                2,172            156,248
Lycos, Inc.*                                             617             43,807
Maxim Integrated Products *                            2,023            177,392
Microchip Tech. *                                        354             24,094
Microsoft Corp.*                                       8,876            619,656
Network Appliance, Inc.*                               1,549            181,233
Network Associates, Inc.*                                743             19,225
Nextel Comm., Inc.-A *                                 4,502            249,580
Nextlink Comm., Inc.-A*                                1,008             35,343
Novell*                                                1,930             23,643
NTL Incorporated*                                        636             27,865
Oracle Systems*                                        5,984            544,170
Parametric Tech, Inc.*                                 1,870             25,011
Peoplesoft, Inc.*                                      1,889             60,920
PMC - Sierra Inc.*                                       753            177,708
Qlogic Corp.*                                            370             41,995
Qualcomm, Inc.*                                        4,187            250,697
RealNetworks Inc.*                                       733             35,688
RF Micro Devices, Inc.*                                1,028             45,875
Sanmina Corp.*                                           720             84,960
SDL Inc.*                                                369            146,608
Siebel Systems, Inc.*                                  1,126            222,737
Sun Microsystems*                                      3,501            444,408
Synopsys, Inc.*                                          390             14,454
Tellabs, Inc.*                                         1,139             63,998
Verisign Inc.*                                           414             82,334
Veritas Software Corp.*                                1,982            238,955
Vitesse Semiconductor.*                                  791             70,251
Voicestream Wireless Corp.*                              702             79,019
Xilinx Inc.*                                            2197            195,258
Yahoo! Inc.*                                            1295            157,343
                                                                   ------------
Total Technology                                                      8,727,106
                                                                   ------------

Total Common Stock (Cost $10,971,641)                                10,868,881
                                                                   ------------

     Par Value
     ---------
Short-Term Investments (24.22%)
     $  2,950,000   United States Treasury Bills   5.65%-6.10%
                       09/14/00 (b)                                   2,943,793
          290,249   Firstar Institutional Money Market Fund             290,249
          278,305   Firstar Government Money Market Fund                278,305
                                                                   ------------
                    Total Short-Term Investments (Cost $3,512,347)
                       (24.22%)                                       3,512,347
                                                                   ------------
                    Total Investments (Cost $14,483,988) (99.19%)    14,381,228
                    Other Net Assets (0.81%)                            116,865
                                                                   ------------
                       Net Assets (100.00%)                        $ 14,498,093
                                                                   ============
--------------------
*    Non-Income Producing Security
(a) Aggregate cost for federal income tax purposes is $14,483,988. At August 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:
                    Unrealized appreciation                        $  1,465,450
                    Unrealized depreciation                          (1,568,210)
                                                                   ------------
                       Net unrealized depreciation                 $   (102,760)
                                                                   ============
(b At August 31, 2000, certain United States Treasury Bills with a market value of $947,692 were pledged to cover margin requirements for futures contracts.
(c) Futures contracts at August 31, 2000: (Contracts-$20 times premium/delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                   ------------
                    Nasdaq 100 EMini Futures:
                    42/Sept 00/Long                                $    234,032
                                                                   ============
                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                                AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                                                   California
                                               California Tax-   California Tax-    Insured       Short-Term U.S
                                                 Free Money        Free Income    Intermediate      Government
                                                 Market Fund          Fund            Fund          Bond Fund
                                               -----------------------------------------------------------------
ASSETS
   Investments at market value (identified
   cost $102,693,190, $181,713,592,
   $21,771,514, $5,390,606, $23,751,313, and
   $58,463,738, respectively) (Note 1) ......   $ 102,693,190    $ 196,653,965   $  22,517,171    $   5,407,502
   Cash .....................................          78,475           53,940          91,320            8,294
   Interest receivable ......................         473,745        2,655,401         308,740           28,605
   Receivable for fund shares sold ..........         217,552            3,847          11,804           27,103
                                                ---------------------------------------------------------------
      Total assets ..........................     103,462,962      199,367,153      22,929,035        5,471,504
                                                ---------------------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased ......         517,040          232,613             126               --
   Payable for investments purchased ........              --        1,956,099              --               --
   Payable to Investment Advisor ............          10,569           78,948           4,071            3,353
   Accrued expenses .........................          80,103          132,596          20,939            8,620
   Distributions payable ....................           7,362          181,094          25,709           27,318
                                                ---------------------------------------------------------------
      Total liabilities .....................         615,074        2,581,350          50,845           39,291
                                                ---------------------------------------------------------------

NET ASSETS:
   (Applicable to 102,911,259; 15,428,372;
   2,135,007; 540,458; 2,369,629 and
   56,471,564 shares of beneficial interest
   with no par value, unlimited number of
   shares authorized) .......................   $ 102,847,888    $ 196,785,803   $  22,878,190    $   5,432,213
                                                ===============================================================
PRICING OF SHARES:
Net asset value, offering and redemption
   price per share
   $102,847,888 / 102,911,259 shares ........   $        1.00
   $196,785,803 / 15,428,372 shares .........                    $       12.75
   $22,878,190 / 2,135,007 shares ...........                                    $       10.72
   $5,432,213 / 540,458 shares ..............                                                     $       10.05
   $24,476,265 / 2,369,629 shares ...........
   $56,464,010 / 56,471,564 shares ..........

   Net assets at August 31, 2000 consisted of
   Paid-in capital ..........................   $ 102,862,729    $ 181,630,993   $  22,131,791    $   5,404,078
   Undistributed net investment income ......              --           44,348           2,317           11,050
   Accumulated net realized gains (losses) ..         (14,841)         170,089          (1,575)             189
   Unrealized appreciation of investments ...              --       14,940,373         745,657           16,896
                                                ---------------------------------------------------------------
                                                $ 102,847,888    $ 196,785,803   $  22,878,190    $   5,432,213
                                                ===============================================================

                                                    U.S.         The United
                                                 Government    States Treasury
                                               Securities Fund      Trust
                                               -------------------------------
ASSETS
   Investments at market value (identified
   cost $102,693,190, $181,713,592,
   $21,771,514, $5,390,606, $23,751,313, and
   $58,463,738, respectively) (Note 1) ......   $  24,301,144    $  58,463,738
   Cash .....................................          40,498          153,731
   Interest receivable ......................         186,158               --
   Receivable for fund shares sold ..........              --          117,545
                                                ------------------------------
      Total assets ..........................      24,527,800       58,735,014
                                                ------------------------------
LIABILITIES
   Payable for fund shares repurchased ......           1,418        2,216,400
   Payable for investments purchased ........              --               --
   Payable to Investment Advisor ............           4,791              176
   Accrued expenses .........................          27,248           50,629
   Distributions payable ....................          18,078            3,799
                                                ------------------------------
      Total liabilities .....................          51,535        2,271,004
                                                ------------------------------

NET ASSETS:
   (Applicable to 102,911,259; 15,428,372;
   2,135,007; 540,458; 2,369,629 and
   56,471,564 shares of beneficial interest
   with no par value, unlimited number of
   shares authorized) .......................   $  24,476,265    $  56,464,010
                                                ==============================
PRICING OF SHARES:
Net asset value, offering and redemption
   price per share
   $102,847,888 / 102,911,259 shares ........
   $196,785,803 / 15,428,372 shares .........
   $22,878,190 / 2,135,007 shares ...........
   $5,432,213 / 540,458 shares ..............
   $24,476,265 / 2,369,629 shares ...........   $       10.33
   $56,464,010 / 56,471,564 shares ..........                    $        1.00

   Net assets at August 31, 2000 consisted of
   Paid-in capital ..........................   $  24,648,530    $  56,471,670
   Undistributed net investment income ......          39,733               --
   Accumulated net realized gains (losses) ..        (761,829)          (7,660)
   Unrealized appreciation of investments ...         549,831               --
                                                ------------------------------
                                                $  24,476,265    $  56,464,010
                                                ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                                AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                  S&P 500 Index     S&P MidCap     S&P SmallCap    Equity Income
                                                      Fund          Index Fund      Index Fund         Fund
                                                  --------------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $92,981,247, $59,076,968, $10,838,313,
   $9,422,434, $1,549,614, and $14,483,988,
   respectively) (Note 1) .....................   $ 165,787,182    $  74,738,129   $  12,854,974   $  11,586,194
   Cash .......................................          24,075              525             627           1,400
   Interest receivable ........................          25,477           10,872           4,128           2,671
   Dividends receivable .......................         202,780           65,300           4,835          13,234
   Receivable for fund shares sold ............          32,903           36,759             935          20,070
   Variation margin receivable ................          95,510           92,990          20,400          52,500
   Receivable for investments sold ............              --               --              --         150,508
   Deferred organizational costs ..............              --               --           2,747           5,090
                                                  --------------------------------------------------------------
      Total assets ............................     166,167,927       74,944,575      12,888,646      11,831,667
                                                  --------------------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased ........         170,771               --              --              --
   Payable for investments purchased ..........              --          140,316              --              --
   Payable to Investment Advisor ..............             425            8,039           2,468             253
   Accrued expenses ...........................         105,807           47,164          23,338          18,866
                                                  --------------------------------------------------------------
      Total liabilities .......................         277,003          195,519          25,806          19,119
                                                  --------------------------------------------------------------

NET ASSETS:
   (Applicable to 5,378,783; 3,602,573; 913,110;
   797,406; 156,887 and 1,358,522 shares of
   beneficial interest with no par value,
   unlimited number of shares authorized) .....   $ 165,890,924    $  74,749,056   $  12,862,840   $  11,812,548
                                                  ==============================================================
PRICING OF SHARES:
Net asset value, offering and redemption
   price per share
   $165,890,924 / 5,378,783 shares ............   $       30.84
   $74,749,056 / 3,602,573 shares .............                    $       20.75
   $12,862,840 / 913,110 shares ...............                                    $       14.09
   $11,812,548 / 797,406 shares ...............                                                    $       14.81
   $1,504,926 / 156,887 shares ................
   $14,498,093 / 1,358,522 shares .............

   Net assets at August 31, 2000 consisted of:
   Paid-in capital ............................   $  93,335,116    $  48,566,371   $  10,554,921   $   9,534,856
   Undistributed net investment income ........         274,634           61,482          14,215          90,093
   Accumulated net realized gains (losses) ....        (771,922)      10,144,490         188,490        (185,453)
   Unrealized appreciation (depreciation) .....      72,805,935       15,661,161       2,016,661       2,163,760
      of investments
   Unrealized appreciation of futures contracts         247,161          315,552          88,553         209,292
                                                  --------------------------------------------------------------
                                                  $ 165,890,924    $  74,749,056   $  12,862,840   $  11,812,548
                                                  ==============================================================

                                                    European
                                                    Growth &        Nasdaq-100
                                                   Income Fund      Index Fund
                                                  ------------------------------
ASSETS
   Investments at market value (identified cost
   $92,981,247, $59,076,968, $10,838,313,
   $9,422,434, $1,549,614, and $14,483,988,
   respectively) (Note 1) .....................   $   1,505,659    $  14,381,228
   Cash .......................................           3,826            2,000
   Interest receivable ........................             545            2,765
   Dividends receivable .......................           3,840              440
   Receivable for fund shares sold ............              --           11,215
   Variation margin receivable ................              --           91,560
   Receivable for investments sold ............              --           37,026
   Deferred organizational costs ..............              --               --
                                                  ------------------------------
      Total assets ............................       1,513,870       14,526,234
                                                  ------------------------------
LIABILITIES
   Payable for fund shares repurchased ........              --           10,104
   Payable for investments purchased ..........              --               --
   Payable to Investment Advisor ..............             491            3,280
   Accrued expenses ...........................           8,453           14,757
                                                  ------------------------------
      Total liabilities .......................           8,944           28,141
                                                  ------------------------------

NET ASSETS:
   (Applicable to 5,378,783; 3,602,573; 913,110;
   797,406; 156,887 and 1,358,522 shares of
   beneficial interest with no par value,
   unlimited number of shares authorized) .....   $   1,504,926    $  14,498,093
                                                  ==============================
PRICING OF SHARES:
Net asset value, offering and redemption
   price per share
   $165,890,924 / 5,378,783 shares ............
   $74,749,056 / 3,602,573 shares .............
   $12,862,840 / 913,110 shares ...............
   $11,812,548 / 797,406 shares ...............
   $1,504,926 / 156,887 shares ................   $        9.59
   $14,498,093 / 1,358,522 shares .............                    $       10.67

   Net assets at August 31, 2000 consisted of:
   Paid-in capital ............................   $   1,543,925    $  14,439,784
   Undistributed net investment income ........           5,762           75,864
   Accumulated net realized gains (losses) ....            (806)        (148,827
   Unrealized appreciation (depreciation) .....         (43,955)        (102,760
      of investments
   Unrealized appreciation of futures contracts              --          234,032
                                                  ------------------------------
                                                  $   1,504,926    $  14,498,093
                                                  ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                                                   California     Short-Term
                                                    California Tax- California Tax- Insured          U.S.
                                                      Free Money    Free Income   Intermediate    Government
                                                     Market Fund       Fund           Fund        Bond Fund*
                                                    --------------------------------------------------------
INVESTMENT INCOME:
   Interest income ................................  $ 3,369,933    $ 9,927,821   $ 1,074,610    $   142,923
                                                     -------------------------------------------------------

EXPENSES:
   Management fees (Note 2) .......................      511,950        916,707       115,709         11,380
   Transfer agent fees ............................       49,577         68,170        13,382          3,162
   Accounting services ............................       65,097        104,752        16,535          2,868
   Custodian fees .................................       16,924         22,274         3,734          2,447
   Legal and audit fees ...........................       13,192         87,827         6,757          1,638
   Trustees fees ..................................        6,223          5,743         6,195          1,003
   Insurance ......................................        3,238          7,299           505             61
   Printing .......................................        4,877         10,708         2,722            235
   Registration & dues ............................        1,916          2,883           549          5,997
                                                     -------------------------------------------------------
      Total expenses ..............................      672,994      1,226,363       166,088         28,791
         Less reimbursement from manager (Note 2) .     (261,646)            --       (38,808)       (26,740)
                                                     -------------------------------------------------------
      Net expenses ................................      411,348      1,226,363       127,280          2,051
                                                     -------------------------------------------------------
         Net investment income ....................    2,958,585      8,701,458       947,330        140,872
                                                     -------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
      transactions ................................           --        229,899        (1,035)           189
   Change in unrealized appreciation of investments           --      6,260,596       420,608         16,896
                                                     -------------------------------------------------------
   Net realized and unrealized gain (loss)
      on investments ..............................           --      6,490,495       419,573         17,085
                                                     -------------------------------------------------------
   Net increase in net assets resulting
      from operations .............................  $ 2,958,585    $15,191,953   $ 1,366,903    $   157,957
                                                     =======================================================

                                                        U.S.        The United
                                                     Government   States Treasury
                                                   Securities Fund     Trust
                                                   ------------------------------
INVESTMENT INCOME:
   Interest income ................................  $ 1,865,042    $ 3,515,911
                                                     ---------------------------
EXPENSES:
   Management fees (Note 2) .......................      143,067        324,840
   Transfer agent fees ............................       17,953         24,049
   Accounting services ............................       17,393         42,339
   Custodian fees .................................        7,493         10,108
   Legal and audit fees ...........................        7,569          9,748
   Trustees fees ..................................        2,605          2,610
   Insurance ......................................          640          1,570
   Printing .......................................        3,862          3,786
   Registration & dues ............................        5,407          7,213
                                                     ---------------------------
      Total expenses ..............................      205,989        426,263
         Less reimbursement from manager (Note 2) .      (20,149)      (166,392)
                                                     ---------------------------
      Net expenses ................................      185,840        259,871
                                                     ---------------------------
         Net investment income ....................    1,679,202      3,256,040
                                                     ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
      transactions ................................     (761,829)         6,434
   Change in unrealized appreciation of investments    1,023,753             --
                                                     ---------------------------
   Net realized and unrealized gain (loss)
      on investments ..............................      261,924          6,434
                                                     ---------------------------
   Net increase in net assets resulting
      from operations .............................  $ 1,941,126    $ 3,262,474
                                                     ===========================

*    The fund commenced operations on January 18, 2000.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                         S&P 500 Index    S&P MidCap     S&P SmallCap   Equity Income
                                                              Fund        Index Fund      Index Fund         Fund
                                                         ------------------------------------------------------------
INVESTMENT INCOME:
   Interest income ...................................   $    642,275    $    340,858    $    100,570    $    172,663
   Dividend income ...................................      1,694,189         672,605          83,301         239,454
                                                         ------------------------------------------------------------
      Total ..........................................      2,336,464       1,013,463         183,871         412,117
                                                         ------------------------------------------------------------
EXPENSES:
   Management fees (Note 2) ..........................        387,346         253,142          58,187          59,559
   Transfer agent fees ...............................         50,453          20,271          15,881          15,158
   Accounting services ...............................         89,688          33,268           8,016           9,633
   Custodian fees ....................................         27,405          14,255          11,035           4,202
   Legal and audit fees ..............................         17,380           9,810           8,874           8,800
   Trustees fees .....................................          2,620           5,937           2,613           2,616
   Insurance .........................................          4,456           1,402             275             260
   Printing ..........................................         12,335           6,488           4,493           3,841
   Registration & dues ...............................         11,786           8,017           2,965           6,974
   Licensing fees ....................................         12,607          10,069           1,051              --
   Amortization of Organizational Costs ..............             --              --           2,522           5,132
                                                         ------------------------------------------------------------
      Total expenses .................................        616,076         362,659         115,912         116,175
         Less reimbursement from manager (Note 2) ....       (306,200)       (109,516)        (40,269)        (20,881)
                                                         ------------------------------------------------------------
      Net expenses ...................................        309,876         253,143          75,643          95,294
                                                         ------------------------------------------------------------
         Net investment income .......................      2,026,588         760,320         108,228         316,823
                                                         ------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security transactions       (661,145)     10,171,031        (145,676)       (654,649)
   Net realized gain (loss) from futures contracts ...        676,284       1,478,760         307,029         379,643
   Change in unrealized appreciation (depreciation of
   investments .......................................     21,095,696       9,000,448       2,516,370         541,412
   Change in unrealized gain of futures contracts ....        511,322         506,225         220,692         308,179
                                                         ------------------------------------------------------------
      Net realized and unrealized gain (loss) on
      investments ....................................     21,622,157      21,156,464       2,898,415         574,585
                                                         ------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations ................................   $ 23,648,745    $ 21,916,784    $  3,006,643    $    891,408
                                                         ============================================================

                                                           European
                                                           Growth &       Nasdaq-100
                                                         Income Fund*     Index Fund*
                                                         ----------------------------
INVESTMENT INCOME:
   Interest income ...................................   $      2,515    $     93,213
   Dividend income ...................................         11,908           1,485
                                                         ----------------------------
      Total ..........................................         14,423          94,698
                                                         ----------------------------
EXPENSES:
   Management fees (Note 2) ..........................          4,973          31,045
   Transfer agent fees ...............................          5,837           6,855
   Accounting services ...............................          2,888           3,080
   Custodian fees ....................................          1,588           6,967
   Legal and audit fees ..............................          1,655           1,869
   Trustees fees .....................................            994           1,085
   Insurance .........................................             63             190
   Printing ..........................................            234             661
   Registration & dues ...............................          5,186           8,032
   Licensing fees ....................................             --           1,776
   Amortization of Organizational Costs ..............             --              --
                                                         ----------------------------
      Total expenses .................................         23,418          61,560
         Less reimbursement from manager (Note 2) ....        (17,863)        (21,291)
                                                         ----------------------------
      Net expenses ...................................          5,555          40,269
                                                         ----------------------------
         Net investment income .......................          8,868          54,429
                                                         ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security transactions           (806)          5,951
   Net realized gain (loss) from futures contracts ...             --        (154,778)
   Change in unrealized appreciation (depreciation of
   investments .......................................        (43,955)       (102,760)
   Change in unrealized gain of futures contracts ....             --         234,032
                                                         ----------------------------
      Net realized and unrealized gain (loss) on
      investments ....................................        (44,761)        (17,555)
                                                         ----------------------------
   Net increase (decrease) in net assets resulting
      from operations ................................   $    (35,893)   $     36,874
                                                         ============================

(1)  Net of foreign taxes withheld of $1,808.
*    The fund commenced operations on January 18, 2000.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                California Tax-Free Money            California Tax-Free
                                                       Market Fund                       Income Fund

                                               Year Ended       Year Ended       Year Ended       Year Ended
                                               August 31,       August 31,       August 31,       August 31,
                                                  2000             1999             2000             1999
                                             ----------------------------------------------------------------
OPERATIONS:
   Net investment income .................   $   2,958,585    $   2,879,603    $   8,701,458    $   9,544,522
   Net realized gain (loss) on investments              --               --          229,899          969,448
   Change in unrealized
      appreciation of investments ........              --               --        6,260,596      (11,923,784)
                                             ----------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations ...       2,958,585        2,879,603       15,191,953       (1,409,814)
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................              --               --            9,631           42,916

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .............................      (2,958,585)      (2,879,603)      (8,666,741)      (9,698,023)
   Distributions from realized capital
      gains on investments ...............              --               --         (922,721)      (1,514,730)
CAPITAL SHARES
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................      (2,758,159)      17,370,240       (9,772,081)     (11,981,652)
                                             ----------------------------------------------------------------
   Total increase (decrease) .............      (2,758,159)      17,370,240       (4,159,959)     (24,561,303)
NET ASSETS
   Beginning of year .....................     105,606,047       88,235,807      200,945,762      225,507,065
                                             ----------------------------------------------------------------
   End of year* ..........................   $ 102,847,888    $ 105,606,047    $ 196,785,803    $ 200,945,762
                                             ================================================================

*  Including undistributed net
   investment income of: .................   $          --    $          --    $      44,348    $          --
                                             ================================================================

                                                   California Insured
                                                    Intermediate Fund

                                               Year Ended       Year Ended
                                               August 31,       August 31,
                                                  2000             1999
                                             ------------------------------
OPERATIONS:
   Net investment income .................   $     947,330    $     978,830
   Net realized gain (loss) on investments          (1,035)          49,271
   Change in unrealized
      appreciation of investments ........         420,608         (673,557)
                                             ------------------------------
   Net increase (decrease) in net
      assets resulting from operations ...       1,366,903          354,544
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................          (3,335)           2,153

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .............................        (956,701)        (983,874)
   Distributions from realized capital
      gains on investments ...............         (49,811)        (259,926)
CAPITAL SHARES
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................      (1,653,384)       1,489,738
                                             ------------------------------
   Total increase (decrease) .............      (1,296,328)         602,635
NET ASSETS
   Beginning of year .....................      24,174,518       23,571,883
                                             ------------------------------
   End of year* ..........................   $  22,878,190    $  24,174,518
                                             ==============================

*  Including undistributed net
   investment income of: .................   $       2,317    $      15,023
                                             ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             Short-Term U.S.        U.S. Government               The United States
                                          Government Bond Fund      Securities Fund                 Treasury Trust

                                           January 18, 2000** Year Ended      Year Ended      Year Ended      Year Ended
                                                   to         August 31,      August 31,      August 31,      August 31,
                                            August 31, 2000      2000            1999            2000            1999
                                          --------------------------------------------------------------------------------
OPERATIONS:
   Net investment income .................   $    140,872    $  1,679,202    $  1,781,479    $  3,256,040    $  2,099,638
   Net realized gain (loss) on investments            189        (761,829)        451,871           6,434         (14,094)
   Change in unrealized
      appreciation of investments ........         16,896       1,023,753      (3,009,870)             --
                                             ----------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations ...        157,957       1,941,126        (776,520)      3,262,474       2,085,544
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................         10,121         (13,837)         (3,115)             --

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .............................       (139,943)     (1,625,632)     (1,791,585)     (3,256,040)     (2,099,638)
   Distributions from realized capital
      gains on investments ...............             --        (149,160)       (836,071)             --          (7,101)
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................      5,404,078      (6,626,253)     (1,706,034)      5,940,300       6,197,460
                                             ----------------------------------------------------------------------------
   Total increase (decrease) .............      5,432,213      (6,473,756)     (5,113,325)      5,946,734       6,176,265
NET ASSETS
   Beginning of period ...................             --      30,950,021      36,063,346      50,517,276      44,341,011
                                             ----------------------------------------------------------------------------
   End of period* ........................   $  5,432,213    $ 24,476,265    $ 30,950,021    $ 56,464,010    $ 50,517,276
                                             ============================================================================
*  Including undistributed net
   investment income of: .................   $     11,050    $     39,733    $         --    $         --    $         --
                                             ============================================================================

**   Commencement of operations

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        S&P 500                          S&P MidCap
                                                       Index Fund                        Index Fund

                                               Year Ended       Year Ended       Year Ended       Year Ended
                                               August 31,       August 31,       August 31,       August 31,
                                                  2000             1999             2000             1999
                                             ----------------------------------------------------------------
OPERATIONS:
   Net investment income .................   $   2,026,588    $   1,885,640    $     760,320    $     570,356
   Net realized gain (loss) on investments        (661,145)       6,083,099       10,171,031       11,747,162
   Net realized gain on futures contracts          676,284        1,294,714        1,478,760          953,605
   Change in unrealized appreciation
      of investments .....................      21,095,696       25,875,574        9,000,448        2,394,104
   Change in unrealized appreciation
      of futures contracts ...............         511,322        1,576,025          506,225          672,027
                                             ----------------------------------------------------------------
   Net increase in net
      assets resulting from operations ...      23,648,745       36,715,052       21,916,784       16,337,254
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................          (6,304)          45,716           (5,906)              70

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .............................      (2,088,867)      (1,828,933)        (713,110)        (570,366)
   Distributions from realized capital
      gains on investments ...............      (6,859,499)      (2,601,666)     (12,200,407)      (6,720,682)
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................       8,920,516       22,325,561        8,587,687        8,263,116
                                             ----------------------------------------------------------------
   Total increase ........................      23,614,591       54,655,730       17,585,048       17,309,392
NET ASSETS
   Beginning of year .....................     142,276,333       87,620,603       57,164,008       39,854,616
                                             ----------------------------------------------------------------
   End of year* ..........................   $ 165,890,924    $ 142,276,333    $  74,749,056    $  57,164,008
                                             ================================================================

*  Including undistributed net
   investment income of: .................   $     274,634    $     343,217    $      61,482    $      20,178
                                             ================================================================

                                                      S&P SmallCap
                                                       Index Fund

                                               Year Ended       Year Ended
                                               August 31,       August 31,
                                                  2000             1999
                                             ------------------------------
OPERATIONS:
   Net investment income .................   $     108,228    $      67,254
   Net realized gain (loss) on investments        (145,676)         254,654
   Net realized gain on futures contracts          307,029           83,019
   Change in unrealized appreciation
      of investments .....................       2,516,370        1,327,982
   Change in unrealized appreciation
      of futures contracts ...............         220,692          155,690
                                             ------------------------------
   Net increase in net
      assets resulting from operations ...       3,006,643        1,888,599
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................          (1,259)             408

DISTRIBUTIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .............................         (93,077)         (67,339)
   Distributions from realized capital
      gains on investments ...............        (486,514)        (110,068)
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................        (444,384)       1,253,579
                                             ------------------------------
   Total increase ........................       1,981,409        2,965,179
NET ASSETS
   Beginning of year .....................      10,881,431        7,916,252
                                             ------------------------------
   End of year* ..........................   $  12,862,840    $  10,881,431
                                             ==============================

*  Including undistributed net
   investment income of: .................   $      14,215    $         323
                                             ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               European Growth      Nasdaq-100
                                                  Equity Income Fund            & Income Fund       Index Fund

                                               Year Ended     Year Ended      January 18, 2000** January 18, 2000**
                                               August 31,     August 31,              to                 to
                                                  2000           1999          August 31, 2000    August 31, 2000
                                             ----------------------------------------------------------------------
OPERATIONS:
   Net investment income .................   $    316,823    $    288,677       $      8,868       $     54,429
   Net realized gain (loss) on investments       (654,649)        431,876               (806)             5,951
   Net realized gain (loss) on futures
      contracts ..........................        379,643         (17,808)                --           (154,778)
   Change in unrealized appreciation
      (depreciation) of investments ......        541,412       1,105,618            (43,955)          (102,760)
   Change in unrealized appreciation
      of futures contracts ...............        308,179         757,312                 --            234,032
                                             ------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations ...        891,408       2,565,675            (35,893)            36,874
   Undistributed investment income
      included in price of shares sold
      and repurchased ....................         (5,348)         (6,498)             3,232             57,779

DISTRIBURIONS TO
   SHAREHOLDERS:
   Distributions from net investment
      income .............................       (236,044)       (309,056)            (6,338)           (36,344)
   Distributions from realized capital
      gains on investments ...............       (391,669)             --                 --
CAPITAL SHARE
   TRANSACTIONS:
   Increase (decrease) in net assets
      resulting from capital share
      transactions .......................     (2,162,022)       (613,954)         1,543,925         14,439,784
                                             ------------------------------------------------------------------
   Total increase (decrease) .............     (1,903,675)      1,636,167          1,504,926         14,498,093
NET ASSETS
   Beginning of period ...................     13,716,223      12,080,056                 --                 --
                                             ------------------------------------------------------------------
   End of period* ........................   $ 11,812,548    $ 13,716,223       $  1,504,926       $ 14,498,093
                                             ==================================================================

*  Including undistributed net
   investment income of: .................   $     90,093    $     14,662       $      5,762       $     75,864
                                             ==================================================================

**   Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 California Tax-Free Income Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................      7,364,881    $  90,156,519      15,768,098    $ 205,504,666
Shares issued in reinvestment of
   distributions ...............        597,193        7,321,479         646,333        8,415,358
                                    -------------------------------------------------------------
                                      7,962,074       97,477,998      16,414,431      213,920,024
Shares repurchased .............     (8,737,755)    (107,250,079)    (17,316,111)    (225,901,676)
                                    -------------------------------------------------------------
   Net increase (decrease) .....       (775,681)   $  (9,772,081)       (901,680)   $ (11,981,652)
                                    =============================================================

                                                California Insured Intermediate Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................        546,988    $   5,705,840         385,025    $   4,240,740
Shares issued in reinvestment of
   distributions ...............         69,592          727,775          89,409          916,685
                                    -------------------------------------------------------------
                                        616,580        6,433,615         474,434        5,157,425
Shares repurchased .............       (775,212)      (8,086,999)       (339,179)      (3,667,687)
                                    -------------------------------------------------------------
   Net increase (decrease) .....       (158,632)   $  (1,653,384)        135,255    $   1,489,738
                                    =============================================================

                                         California Tax-Free             The United States                 Short-Term U.S.
                                            Money Market                   Treasury Trust               Government Bond Fund
                                     Year Ended      Year Ended      Year Ended      Year Ended
                                     August 31,      August 31,      August 31,      August 31,         January 18, 2000* to
                                        2000            1999            2000            1999              August 31, 2000
                                   ------------    ------------    ------------    ------------    ------------    ------------
                                   Shares/Value    Shares/Value    Shares/Value    Shares/Value         Shares          Value
                                   --------------------------------------------------------------------------------------------
Shares sold ....................    211,511,643     252,637,535     142,465,708     202,306,898         597,309    $  5,972,711
Shares issued in reinvestment of
   distributions ...............      2,827,709       2,737,686       3,134,082       1,929,990          13,823         138,498
                                   --------------------------------------------------------------------------------------------
                                    214,339,352     255,375,221     145,599,790     204,236,888         611,132       6,111,209
Shares repurchased .............   (217,097,511)   (238,004,981)   (139,659,490)   (198,039,428)        (70,674)       (707,131)
                                   --------------------------------------------------------------------------------------------
   Net increase (decrease) .....     (2,758,159)     17,370,240       5,940,300       6,197,460         540,458    $  5,404,078
                                   ============================================================================================

                                                  U.S. Government Securities Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................        542,404    $  5,502,376       1,155,865    $ 12,864,538
Shares issued in reinvestment of
   distributions ...............        138,352       1,401,847         182,696       2,002,273
                                    -------------------------------------------------------------
                                        680,756       6,904,223       1,338,561      14,866,811
Shares repurchased .............     (1,334,649)    (13,530,476)     (1,506,815)    (16,572,845)
                                    -------------------------------------------------------------
   Net increase (decrease) .....       (653,893)   $ (6,626,253)       (168,254)   $ (1,706,034)
                                    =============================================================

                                                         S&P 500 Index Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................      1,622,705    $ 46,857,711       1,579,685    $ 41,008,077
Shares issued in reinvestment of
   distributions ...............        305,590       8,678,383         166,767       4,212,322
                                    -------------------------------------------------------------
                                      1,928,295      55,536,094       1,746,452      45,220,399
Shares repurchased .............     (1,609,739)    (46,615,578)       (879,522)    (22,894,838)
                                    -------------------------------------------------------------
   Net increase (decrease) .....        318,556    $  8,920,516         866,930    $ 22,325,561
                                    =============================================================

*    Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       S&P MidCap Index Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................        698,333    $ 12,761,968         653,642    $ 12,002,893
Shares issued in reinvestment of
   distributions ...............        766,970      12,316,597         405,301       6,790,728
                                    -------------------------------------------------------------
                                      1,465,303      25,078,565       1,058,943      18,793,621
Shares repurchased .............       (920,257)    (16,490,878)       (587,777)    (10,530,505)
                                    -------------------------------------------------------------
   Net increase (decrease) .....        545,046    $  8,587,687         471,166    $  8,263,116
                                    =============================================================

                                                      S&P SmallCap Index Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................         263,140    $  3,302,697         821,321    $  8,940,557
Shares issued in reinvestment of
   distributions ...............          48,978         567,623          15,601         170,087
                                    -------------------------------------------------------------
                                         312,118       3,870,320         836,922       9,110,644
Shares repurchased .............        (348,402)     (4,314,704)       (724,076)     (7,857,065)
                                    -------------------------------------------------------------
   Net increase (decrease) .....         (36,284)   $   (444,384)        112,846    $  1,253,579
                                    =============================================================

                                                         Equity Income Fund
                                            Year Ended                       Year Ended
                                          August 31, 2000                  August 31, 1999
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................        126,613    $  1,749,095         219,202    $  3,141,876
Shares issued in reinvestment of
   distributions ...............         45,005         620,518          21,738         302,170
                                    -------------------------------------------------------------
                                        171,618       2,369,613         240,940       3,444,046
Shares repurchased .............       (327,857)     (4,531,635)       (295,944)     (4,058,000)
                                    -------------------------------------------------------------
   Net increase (decrease) .....       (156,239)   $ (2,162,022)        (55,004)   $   (613,954)
                                    =============================================================

                                         European Growth &
                                            Income Fund                 Nasdaq-100 Index Fund
                                        January 18, 2000* to             January 18, 2000* to
                                          August 31, 2000                  August 31, 2000
                                    ----------------------------     ----------------------------
                                       Shares          Value            Shares          Value
                                    -------------------------------------------------------------
Shares sold ....................     166,914    $  1,644,006       1,616,206    $ 16,842,371
Shares issued in reinvestment of
   distributions ...............         606           5,992           3,380          35,956
                                    -------------------------------------------------------------
                                     167,520       1,649,998       1,619,586      16,878,327
Shares repurchased .............     (10,633)       (106,073)       (261,064)     (2,438,543)
                                    -------------------------------------------------------------
   Net increase (decrease) .....     156,887    $  1,543,925       1,358,522    $ 14,439,784
                                    =============================================================

*    Commencement of operations.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
--------------------------------------------------------------------------------

                                                                      California Tax-Free Money Market Fund

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          August 31,   August 31,   August 31,   August 31,   August 31,
                                                             2000         1999         1998         1997         1996
                                                          --------------------------------------------------------------
Net asset value, beginning of year .....................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                          --------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...............................       0.029        0.026        0.030        0.031        0.032
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...........................................      (0.029)      (0.026)      (0.030)      (0.031)      (0.032)
                                                          --------------------------------------------------------------
Net asset value, end of year ...........................   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                          ==============================================================
Total Return ...........................................       2.92%        2.61%        3.09%        3.09%        3.26%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..................   $ 102,848    $ 105,606    $  88,236    $  92,818    $ 103,402
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ................       0.66%        0.61%        0.61%        0.61%        0.61%
          After expense reimbursements .................       0.40%        0.40%        0.40%        0.40%        0.40%
   Ratio of net investment income to average net assets:
          Before expense reimbursements ................       2.63%        2.33%        2.77%        2.86%        2.90%
          After expense reimbursements .................       2.89%        2.54%        2.98%        3.07%        3.11%

                                                                          California Tax-Free Income Fund

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          August 31,   August 31,   August 31,   August 31,   August 31,
                                                             2000         1999         1998         1997         1996
                                                          --------------------------------------------------------------

Net asset value, beginning of year .....................   $   12.40    $   13.18    $   12.86    $   12.31    $   12.22
                                                          --------------------------------------------------------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income ...............................        0.55         0.56         0.58         0.60         0.62
   Net gain (loss) on securities (both
      realized and unrealized) .........................        0.41        (0.68)        0.51         0.54         0.09
                                                          --------------------------------------------------------------
         Total from investment operations ..............        0.96        (0.12)        1.09         1.14         0.71
                                                          --------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...........................................       (0.55)       (0.57)      (0.58)       (0.59)        (0.62)
   Distributions from capital gains ....................       (0.06)       (0.09)      (0.19)          --            --
                                                          --------------------------------------------------------------
         Total distributions ...........................       (0.61)       (0.66)      (0.77)       (0.59)        (0.62)
                                                          --------------------------------------------------------------
Net asset value, end of year ...........................   $   12.75    $   12.40    $   13.18    $   12.86    $   12.31
                                                          ==============================================================
Total Return ...........................................       8.07%       (1.07)%       8.75%        9.48%        5.40%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..................   $ 196,786    $ 200,946    $ 225,507    $ 212,198    $ 194,926
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ................       0.64%        0.61%        0.61%        0.59%        0.60%
          After expense reimbursements .................       0.64%        0.61%        0.61%        0.59%        0.60%
   Ratio of net investment income to average net assets:
          Before expense reimbursements ................       4.54%        4.33%        4.47%        4.75%        4.96%
          After expense reimbursements .................       4.54%        4.33%        4.47%        4.75%        4.96%
   Portfolio Turnover ..................................      18.05%       16.36%       20.95%       34.96%       10.34%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                       California Insured Intermediate Fund

                                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          August 31,   August 31,   August 31,   August 31,   August 31,
                                                             2000         1999         1998         1997         1996
                                                          --------------------------------------------------------------
Net asset value, beginning of year .....................   $   10.54    $   10.92    $   10.72    $   10.42    $   10.49
                                                          --------------------------------------------------------------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ...............................        0.44         0.43         0.44         0.45         0.46
   Net gain (loss) on securities (both realized
      and unrealized)  .................................        0.20        (0.26)        0.25         0.30        (0.07)
                                                          --------------------------------------------------------------
      Total from investment operations .................        0.64         0.17         0.69         0.75         0.39
                                                          --------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ...........................................       (0.44)       (0.43)       (0.44)       (0.45)       (0.46)
   Distributions from capital gains ....................       (0.02)       (0.12)       (0.05)          --           --
                                                          --------------------------------------------------------------
      Total distributions ..............................       (0.46)       (0.55)       (0.49)       (0.45)       (0.46)
                                                          --------------------------------------------------------------
Net asset value, end of year ...........................   $   10.72    $   10.54    $   10.92    $   10.72    $   10.42
                                                          ==============================================================
Total Return ...........................................       6.25%        1.51%        6.64%        7.34%        3.75%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) .................    $  22,878    $  24,175    $  23,572    $  24,390    $  24,207
   Ratio of expenses to average net
      assets:
         Before expense reimbursements .................       0.72%        0.66%        0.70%        0.70%        0.70%
         After expense reimbursements ..................       0.55%        0.55%        0.55%        0.55%        0.55%
   Ratio of net investment income to average net assets:
         Before expense reimbursements .................       3.93%        3.85%        3.94%        4.12%        4.22%
         After expense reimbursements ..................       4.10%        3.96%        4.09%        4.27%        4.37%
   Portfolio Turnover ..................................      24.24%        8.38%       26.76%       32.11%       36.08%

                                     Short-Term U.S. Govt. Bond Fund

                                             January 18, 2000*
                                            to August 31, 2000
                                     -------------------------------

Net asset value, beginning of period ....       $   10.00
                                                ---------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................            0.36
   Net gain on securities (both
      realized and unrealized) ..........            0.05
                                                ---------
         Total from investment operations            0.41
                                                ---------
   LESS DISTRIBUTIONS
   Dividends from net investment income .           (0.36)
                                                ---------
Net asset value, end of period ..........       $   10.05
                                                =========
Total Return ............................           4.15%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .       $   5,432
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..           1.26%**
         After expense reimbursements ...           0.09%**
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..           5.02%**
         After expense reimbursements ...           6.19%**
   Portfolio Turnover ...................              --

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                           U.S. Government Securities Fund

                                            Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                            August 31,   August 31,   August 31,   August 31,   August 31,
                                               2000         1999         1998         1997         1996
                                            --------------------------------------------------------------
Net asset value, beginning of year ......   $   10.24    $   11.30    $   10.38    $   10.15    $   10.66
                                            --------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................        0.58         0.56         0.59         0.64         0.66
   Net gain (loss) on securities (both
      realized and unrealized) ..........        0.14        (0.80)        1.01         0.36        (0.51)
                                            --------------------------------------------------------------
         Total from investment operations        0.72        (0.24)        1.60         1.00         0.15
                                            --------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................       (0.58)       (0.56)       (0.61)       (0.63)       (0.66)
   Distributions from capital gains .....       (0.05)       (0.26)       (0.07)       (0.14)          --
                                            --------------------------------------------------------------
         Total distributions ............       (0.63)       (0.82)       (0.68)       (0.77)       (0.66)
                                            --------------------------------------------------------------
Net asset value, end of year ............   $   10.33    $   10.24    $   11.30    $   10.38    $   10.15
                                            ==============================================================
Total Return ............................       7.35%       (2.42)%      15.88%       10.00%        1.26%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ...   $  24,476    $  30,950    $  36,063    $  31,277    $  29,088
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..       0.72%        0.66%        0.68%        0.69%        0.71%
         After expense reimbursements ...       0.65%        0.65%        0.65%        0.65%        0.65%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..       5.82%        5.11%        5.46%        6.00%        6.10%
         After expense reimbursements ...       5.89%        5.12%        5.49%        6.04%        6.16%
   Portfolio Turnover ...................     184.60%      139.00%       65.27%      170.76%       89.11%

                                                           The United States Treasury Trust

                                            Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                            August 31,   August 31,   August 31,   August 31,   August 31,
                                               2000         1999         1998         1997         1996
                                            --------------------------------------------------------------

Net asset value, beginning of year ......   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                            --------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................       0.050        0.042        0.051        0.048        0.050
   LESS DISTRIBUTIONS
   Dividends from net investment
      income ............................      (0.050)      (0.042)      (0.051)      (0.048)      (0.050)
                                            --------------------------------------------------------------
Net asset value, end of year ............   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                            ==============================================================
Total Return ............................       5.12%        4.22%        5.21%        4.92%        5.11%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ...   $  56,464    $  50,517    $  44,341    $ 104,509    $  37,903
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..       0.66%        0.63%        0.64%        0.64%        0.66%
         After expense reimbursements ...       0.40%        0.41%        0.40%        0.40%        0.43%
   Ratio of net investment income to
      average net assets:
         Before expense reimbursements ..       4.76%        3.92%        4.54%        4.58%        4.60%
         After expense reimbursements ...       5.02%        4.14%        4.78%        4.82%        4.83%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                S&P 500 Index Fund

                                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                           August 31,   August 31,   August 31,   August 31,   August 31,
                                                              2000         1999         1998         1997         1996
                                                          ---------------------------------------------------------------
Net asset value, beginning of year .....................   $   28.12    $   20.90    $   19.98    $   14.81    $   13.31
                                                          ---------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................        0.38         0.39         0.36         0.38         0.36
   Net gain on securities (both realized and unrealized)        4.06         7.79         1.28         5.44         2.05
                                                          ---------------------------------------------------------------
      Total from investment operations .................        4.44         8.18         1.64         5.82         2.41
                                                          ---------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ................       (0.40)       (0.39)       (0.34)       (0.37)       (0.37)
   Distributions from capital gains ....................       (1.32)       (0.57)       (0.38)       (0.28)       (0.54)
                                                          ---------------------------------------------------------------
      Total distributions ..............................       (1.72)       (0.96)       (0.72)       (0.65)       (0.91)
                                                          ---------------------------------------------------------------
Net asset value, end of year ...........................   $   30.84    $   28.12    $   20.90    $   19.98    $   14.81
                                                          ===============================================================
Total Return ...........................................      16.38%       39.76%        8.14%       40.19%       18.63%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..................   $ 165,891    $ 142,276    $  87,621    $  71,860    $  43,849
   Ratio of expenses to average net assets:
      Before expense reimbursements ....................       0.40%        0.37%        0.40%        0.46%        0.57%
      After expense reimbursements .....................       0.20%        0.20%        0.20%        0.20%        0.20%
   Ratio of net investment income to average net assets:
      Before expense reimbursements ....................       1.11%        1.33%        1.48%        1.85%        2.13%
      After expense reimbursements .....................       1.31%        1.50%        1.68%        2.11%        2.50%
   Portfolio Turnover ..................................       9.00%        9.76%        1.82%        2.10%        1.87%

                                                                              S&P MidCap Index Fund

                                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                           August 31,   August 31,   August 31,   August 31,   August 31,
                                                              2000         1999         1998         1997         1996
                                                          ---------------------------------------------------------------
Net asset value, beginning of year .....................   $   18.70    $   15.41    $   18.57    $   14.45    $   13.82
                                                          ---------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................        0.22         0.20         0.23         0.22         0.24
   Net gain (loss) on securities (both
      realized and unrealized) .........................        6.05         5.80        (1.76)        4.85         1.33
                                                          ---------------------------------------------------------------
         Total from investment operations ..............        6.27         6.00        (1.53)        5.07         1.57
                                                          ---------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ................       (0.21)       (0.20)       (0.23)       (0.22)       (0.25)
   Distributions from capital gains ....................       (4.01)       (2.51)       (1.40)       (0.73)       (0.69)
                                                          ---------------------------------------------------------------
Total distributions ....................................       (4.22)       (2.71)       (1.63)       (0.95)       (0.94)
                                                          ---------------------------------------------------------------
Net asset value, end of year ...........................   $   20.75    $   18.70    $   15.41    $   18.57    $   14.45
                                                          ===============================================================
Total Return ...........................................      40.44%       41.13%       (9.37)%      36.63%       11.77%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in 000's) ..................   $  74,749    $  57,164    $  39,855    $  46,271    $  33,559
   Ratio of expenses to average net
       assets:
          Before expense reimbursements ................       0.57%        0.57%        0.56%        0.61%        0.71%
          After expense reimbursements .................       0.40%        0.40%        0.40%        0.40%        0.40%
   Ratio of net investment income to average net assets:
          Before expense reimbursements ................       1.03%        0.90%        1.04%        1.19%        1.38%
          After expense reimbursements .................       1.20%        1.07%        1.20%        1.40%        1.69%
   Portfolio Turnover ..................................      46.23%       42.98%       19.35%       17.80%       18.18%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                           S&P SmallCap Index Fund

                                              Year Ended   Year Ended   Year Ended October 2, 1996*
                                              August 31,   August 31,   August 31,  to August 31,
                                                 2000         1999         1998         1997
                                             ----------------------------------------------------
Net asset value, beginning of period ......   $   11.46    $    9.46    $   12.25    $   10.00
                                             ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.12         0.08         0.13         0.23
   Net gain (loss) on securities (both
      realized and unrealized) ............        3.14         2.13        (2.39)        2.22
                                             ----------------------------------------------------
         Total from investment operations .        3.26         2.21        (2.26)        2.45
                                             ----------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.10)       (0.08)       (0.14)       (0.20)
   Distributions from capital gains .......       (0.53)       (0.13)       (0.39)          --
                                             ----------------------------------------------------
Total distributions .......................       (0.63)       (0.21)       (0.53)       (0.20)
                                             ----------------------------------------------------
Net asset value, end of period ............   $   14.09    $   11.46    $    9.46    $   12.25
                                             ====================================================
Total Return ..............................      29.63%       23.53%      (19.38)%      24.86%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  12,863    $  10,881    $   7,916    $   5,933
   Ratio of expenses to average net assets:
         Before expense reimbursements ....       1.00%        1.05%        1.10%        2.32%**
         After expense reimbursements .....       0.65%        0.65%        0.65%        0.65%**
   Ratio of net investment income
      to average net assets:
         Before expense reimbursements ....       0.58%        0.31%        0.57%        0.27%**
         After expense reimbursements .....       0.93%        0.71%        1.02%        1.94%**
   Portfolio Turnover .....................      37.21%       25.40%       24.58%       19.99%

                                                              Equity Income Fund

                                              Year Ended   Year Ended   Year Ended September 4, 1996*
                                              August 31,   August 31,   August 31,  to August 31,
                                                 2000         1999         1998         1997
                                             ----------------------------------------------------
Net asset value, beginning of period ......   $   14.38    $   11.98    $   12.64    $   10.00
                                             ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..................        0.36         0.32         0.37         0.39
   Net gain (loss) on securities (both
      realized and unrealized) ............        0.76         2.41        (0.25)        2.84
                                             ----------------------------------------------------
         Total from investment operations .        1.12         2.73         0.12         3.23
                                             ----------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income ...       (0.27)       (0.33)       (0.37)       (0.32)
   Distributions from capital gains .......       (0.42)          --        (0.41)       (0.27)
                                             ----------------------------------------------------
Total distributions .......................       (0.69)       (0.33)       (0.78)       (0.59)
                                             ----------------------------------------------------
Net asset value, end of period ............   $   14.81    $   14.38    $   11.98    $   12.64
                                             ====================================================
Total Return ..............................        8.23%       22.89%        0.46%       33.28%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ...   $  11,813    $  13,716    $  12,080    $   9,747
   Ratio of expenses to average net assets:
         Before expense reimbursements ....       0.98%        0.86%        0.91%        1.55%**
         After expense reimbursements .....       0.80%        0.80%        0.78%        0.76%**
   Ratio of net investment income
      to average net assets:
         Before expense reimbursements ....       2.49%        2.09%        2.56%        2.48%**
         After expense reimbursements .....       2.67%        2.15%        2.69%        3.27%**
   Portfolio Turnover .....................      38.34%       54.03%       41.23%        2.80%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                           European Growth        Nasdaq-100
                                            & Income Fund         Index Fund

                                          January 18, 2000*    January 18, 2000*
                                         to August 31, 2000   to August 31, 2000
                                         ------------------   ------------------
Net asset value, beginning of period ....    $    10.00          $     10.00
                                             -----------         ------------
   INCOME FROM INVESTMENT
      OPERATIONS
   Net investment income ................          0.09                 0.03
   Net gain (loss) on securities (both
      realized and unrealized) ..........         (0.45)                0.67
                                             -----------         ------------
         Total from investment operations         (0.36)                0.70
                                             -----------         ------------
   LESS DISTRIBUTIONS
   Dividends from net investment income .         (0.05)               (0.03)
                                             -----------         ------------
Net asset value, end of period ..........    $     9.59          $     10.67
                                             ===========         ============
Total Return ............................         (3.59)%               7.02%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .    $    1,505          $    14,498
   Ratio of expenses to average net
      assets:
         Before expense reimbursements ..         3.99%**              0.99%**
         After expense reimbursements ...         0.95%**              0.65%**
   Ratio of net investment income to
   average net assets:
         Before expense reimbursements ..        (1.53)%**             0.54%**
         After expense reimbursements ...         1.51%**              0.88%**
   Portfolio Turnover ...................       114.30%                0.62%

*    Commencement of Operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   CALIFORNIA INVESTMENT       NOTES TO FINANCIAL                   8/31/2000
           TRUST                   STATEMENTS

--------------------------------------------------------------------------------
NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investors' principal. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of $14,841 which expire as follows, $1,920 in 2003 and $12,921 in 2004. U.S. Government Securities Fund has a capital loss carryover which expires in 2008 of $126,497.

     (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

     (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

--------------------------------------------------------------------------------
   CALIFORNIA INVESTMENT       NOTES TO FINANCIAL                   8/31/2000
           TRUST                   STATEMENTS
                                   CONTINUED
--------------------------------------------------------------------------------
(g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the period. Actual results may differ from these estimates.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.75% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 2000, is as follows:

     California Tax-Free Money Market Fund ............     $ 261,646
     California Insured Intermediate Fund .............     $  38,808
     Short-Term U.S. Government Bond Fund .............     $  26,740
     U.S. Government Securities Fund ..................     $  20,149
     The United States Treasury Trust .................     $ 166,392
     S&P 500 Index Fund ...............................     $ 306,200
     S&P MidCap Index Fund ............................     $ 109,516
     S&P SmallCap Fund ................................     $  40,269
     Equity Income Fund ...............................     $  20,881
     European Growth & Income Fund ....................     $  17,863
     Nasdaq-100 Index Fund ............................     $  21,291

     Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than short-term investments during the year ended August 31, 2000 were as follows:
                                                     PURCHASES         SALES
                                                    ------------    ------------
     California Tax-Free Income Fund ............   $ 32,861,709    $ 48,956,610
     California Insured Tax-Free Income Fund ....   $  5,399,703    $  6,828,174
     Short-Term U.S. Government Bond Fund .......   $  3,203,779    $         --
     U.S. Government Securities Fund ............   $ 47,621,290    $ 54,595,750
     S&P 500 Index Fund .........................   $ 26,151,128    $ 12,931,613
     S&P Midcap Index Fund ......................   $ 26,614,188    $ 29,604,493
     Equity Income Fund .........................   $  3,547,303    $  5,611,121
     S&P SmallCap Index Fund ....................   $  3,604,009    $  4,311,585
     European Growth & Income Fund ..............   $  2,594,220    $  1,086,754
     Nasdaq-100 Index Fund ......................   $ 11,020,716    $     54,546

For the year ended August 31, 2000, 100% of the distributions paid from net investment income of the California Tax-Free Money Market Fund, California Tax-Free Income Fund and the California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncorporate shareholders.

--------------------------------------------------------------------------------
                           RESULTS OF SPECIAL MEETINGS
                       OF SHAREHOLDERS ON JANUARY 28, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------

A special meeting of the shareholders of the California Investment Trust Fund Group was held on January 28, 2000. Several matters were submitted for shareholder vote.

The first matter was to elect Stephen C. Rogers, Phillip W. McClanahan, Harry Holmes, John B. Sias and Guy Rounsaville, Jr. to serve as Trustees on the Board of Trustees of California Investment Trust and the Board of Trustees of California Investment Trust II. The nominees were elected for both Trusts and the results of the voting were as follows:

     NOMINEE                                        FOR            AGAINST       ABSTAIN
     -------                                        ---            -------       -------
     CALIFORNIA INVESTMENT TRUST
     Stephen C. Rogers                        64,858,029.285          0        168,647.505
     Phillip W. McClanahan                    64,850,704.884          0        175,971.906
     Harry Holmes                             64,730,683.137          0        295,993.653
     John B. Sias                             64,855,801.943          0        170,874.847
     Guy Rounsaville, Jr.                     64,858,050.745          0        168,626.045

     CALIFORNIA INVESTMENT TRUST II
     Stephen C. Rogers                        42,680,245.241          0        178,367.780
     Phillip W. McClanahan                    42,680,489.949          0        178,123.072
     Harry Holmes                             42,615,340.543          0        243,272.478
     John B. Sias                             42,680,489.949          0        178,123.072
     Guy Rounsaville, Jr.                     42,680,489.949          0        178,123.072

The next matter voted upon was the approval of a new Investment Management Agreement between each fund and CCM Partners, the advisor to the funds, with an effective date of February 5, 2000, as a result of the change of control of CCM Partners, with no change in the advisory fee payable to CCM Partners. The Investment Management Agreements were approved by all funds and the results of the voting were as follows:

     FUND                                           FOR            AGAINST       ABSTAIN
     ----                                           ---            -------       -------
     CALIFORNIA INVESTMENT TRUST
     California Tax-Free Income Fund           8,127,015.985     67,749.349    224,920.945
     California Insured Intermediate Fund      1,375,413.562          0         18,949.499
     California Tax-Free Money Market Fund    54,623,257.380    102,317.030    487,053.040

     CALIFORNIA INVESTMENT TRUST II
     S&P 500 Index Fund                        2,829,004.196     13,329.532     30,134.394
     S&P MidCap Index Fund                     1,926,449.730     17,724.761      3,781.191
     S&P SmallCap Index Fund                     508,855.273        104.898     10,006.392
     Equity Income Fund                          578,059.148     19,585.162      6,612.606
     U.S. Government Securities Fund           1,729,635.130      4,762.000     14,485.058
     The United States Treasury Trust         35,004,542.800    129,769.600     31,771.150

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities
Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments as of August 31, 2000, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund as of August 31, 2000, the results of their operations for the year or period then ended, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                 Tait, Weller & Baker

Philadelphia, Pennsylvania
September 29, 2000

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